UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Alabama 98.7%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue, Series A, 5.00%, 6/01/37	$4,130,000	$4,706,300
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46.	3,000,000	3,271,500
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,218,400
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43.	4,120,000	4,388,583
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,826,125
Baldwin County Board of Education Revenue,
Capital Outlay School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,251,889
School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,828,717
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,096,500
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, BAM Insured, 5.00%,
6/01/39	6,000,000	6,601,620
Bessemer Water Revenue, wts., Refunding, AGMC Insured, 5.00%, 1/01/47.	2,590,000	2,802,432
Birmingham GO, Convertible, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,403,550
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,080,680
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,116,840
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,950,000	5,965,767
Series B, 5.00%, 1/01/43	3,745,000	4,039,170
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,091,500
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46.	6,000,000	6,502,020
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,455,643
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,180,950
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,233,155
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,119,610
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,166,320
East Alabama Health Care Authority Health Care Facilities Revenue, Series A, 5.00%, 9/01/41	3,000,000	3,283,680
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	10,689,900
Homewood GO, Capital Improvement wts., Pre-Refunded, 5.00%, 9/01/42	4,000,000	4,419,760
Huntsville GO, wts., Series B, 5.00%, 5/01/38	4,775,000	5,440,492
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,460,680
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,192,330
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	5,587,850
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	3,834,375
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,537,574
Madison GO, wts., Series A, 5.00%, 4/01/37	2,590,000	2,865,861
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41.	4,610,000	5,081,695
Marshall County Board of Education Special Tax, School wts., AGMC Insured, 4.00%, 3/01/41	2,510,000	2,511,431
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	10,873,600
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	4,300,000	4,727,206
Refunding, 5.00%, 3/01/35	2,720,000	2,936,430
Opelika Utilities Board Utility Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/37	3,000,000	3,092,730
Refunding, 4.00%, 6/01/41	2,000,000	2,020,100
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,569,431

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Pelham GO, wts., 5.00%, 2/01/34	$2,635,000	$2,912,887
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,246,720
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,076,400
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34.	3,000,000	3,142,470
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,235,440
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM
Insured, 5.00%, 11/01/39	2,000,000	2,215,300
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	309,900
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,811,290
Trussville GO,
wts., Series A, 4.00%, 8/01/41	3,000,000	3,040,740
wts., Series B, 5.00%, 10/01/39.	1,895,000	2,080,975
wts., Series B, Pre-Refunded, 5.00%, 10/01/39	1,105,000	1,243,169
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,428,160
Tuscaloosa County Board of Education Special Tax, School wts., 4.00%, 2/01/47	5,000,000	5,024,000
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%,
9/01/29	5,000,000	5,692,350
University of Alabama General Fee Revenue, University of Alabama in Huntsville, Series B-2, 5.00%,
9/01/48	5,000,000	5,507,600
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,244,326
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42	2,500,000	2,767,000
Total Municipal Bonds (Cost $230,437,001) 98.7%		235,451,123
Other Assets, less Liabilities 1.3%		3,140,279
Net Assets 100.0%		$238,591,402

See Abbreviations on page 136.

|2

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Arizona Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.4%
Arizona 96.9%
Arizona Board of Regents Arizona State University System Revenue,
Green Bonds, Refunding, Series B, 5.00%, 7/01/43	$4,005,000	$4,490,847
Green Bonds, Series B, 5.00%, 7/01/42	2,000,000	2,224,260
Refunding, Series B, 5.00%, 7/01/41	14,070,000	15,644,996
Series C, 5.00%, 7/01/46	10,000,000	11,083,600
Series D, 5.00%, 7/01/41	5,000,000	5,559,700
Series D, 5.00%, 7/01/46	5,000,000	5,525,250
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33.	2,200,000	2,455,398
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34.	3,320,000	3,699,874
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44.	4,145,000	4,562,277
Arizona Board of Regents COP, University of Arizona Projects, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,568,665
Arizona Board of Regents Northern Arizona University Speed Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,625,021
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,423,350
Arizona Board of Regents Northern Arizona University System Revenue,
Refunding, 5.00%, 6/01/40	7,365,000	8,080,583
Refunding, 5.00%, 6/01/44	8,005,000	8,753,147
Arizona Board of Regents University of Arizona System Revenue,
Refunding, 5.00%, 6/01/39	2,750,000	3,068,698
Series A, 5.00%, 6/01/43	5,000,000	5,649,400
Series A, Pre-Refunded, 5.00%, 6/01/39	8,650,000	8,784,421
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38.	10,150,000	11,087,758
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,315,768
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/42	8,000,000	8,405,120
Arizona Health Facilities Authority Revenue,
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,211,700
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,559,600
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,165,050
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,237,825
Arizona IDA Education Revenue,
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/42	2,045,000	2,199,275
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/51	1,080,000	1,153,526
Arizona Agribusiness and Equine Center Inc. Project, Credit Enhanced, Series A, 5.00%, 3/01/48	1,555,000	1,690,658
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/37.	1,000,000	1,102,010
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/47.	3,350,000	3,639,641
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,304,949
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,716,495
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	5,990,309
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,176,350
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,105,000
Arizona State Lottery Revenue,
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	16,005,578
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	7,723,050
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,204,000
Refunding, 5.00%, 7/01/36	8,680,000	9,799,373
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,195,740

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona Transportation Board Highway Revenue, (continued)
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	$10,000,000	$10,738,700
Central Arizona Water Conservation District Water Delivery O and M Revenue, Central Arizona Project,
5.00%, 1/01/34	1,000,000	1,129,490
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,358,114
Gilbert Public Facilities Municipal Property Corp. Revenue, Pre-Refunded, 5.50%, 7/01/28	10,000,000	10,212,300
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,182,100
Midwestern University, 5.125%, 5/15/40	10,000,000	10,367,400
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,715,853
Senior Living, Royal Oaks Life Care Community, Refunding, 5.00%, 5/15/39	8,500,000	8,997,675
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38.	12,000,000	13,003,440
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,076,039
Goodyear Water and Sewer Revenue,
Obligation, sub. lien, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,073,660
Obligation, sub. lien, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,620,600
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,538,400
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,076,817
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,808,183
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	13,736,295
Maricopa County IDA, MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured,
5.30%, 12/01/22	920,000	920,460
Maricopa County IDA Education Revenue,
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/37	1,000,000	1,109,800
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/52	1,000,000	1,090,430
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,153,398
Reid Traditional Schools Projects, 5.00%, 7/01/47	3,325,000	3,379,264
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	4,963,567
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,450,700
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	9,840,000	10,653,866
Maricopa County IDAR, Banner Health, Series A, 5.00%, 1/01/41	36,750,000	40,553,625
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,219,400
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40.	10,000,000	10,081,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,247,850
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,152,994
Maricopa County School District No. 214 Tolleson Union High School GO, School Improvement, Project of
2017, Series A, 5.00%, 7/01/37	1,000,000	1,137,570
Maricopa County USD No. 11 Peoria GO,
School Improvement, 5.00%, 7/01/31	5,100,000	5,583,123
School Improvement, 5.00%, 7/01/33	1,000,000	1,141,340
Maricopa County USD No. 95 Queen Creek GO,
School Improvement, 5.00%, 7/01/33	500,000	567,180
School Improvement, 5.00%, 7/01/37	1,200,000	1,349,976

|4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/33	$2,000,000	$2,273,660
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	2,000,000	2,239,940
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/39	1,000,000	1,117,550
Mesa Utility Systems Revenue,
5.00%, 7/01/32	1,000,000	1,170,710
5.00%, 7/01/34	1,265,000	1,467,058
4.00%, 7/01/38	1,425,000	1,482,114
4.00%, 7/01/39	6,135,000	6,368,805
5.00%, 7/01/42	10,000,000	11,338,600
Mohave County Union High School District No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35 .	1,000,000	1,126,740
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
Pre-Refunded, 5.50%, 7/01/28	1,045,000	1,066,882
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	15,000,000	15,266,250
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	10,000,000	10,475,400
senior lien, 5.00%, 7/01/48	5,000,000	5,501,900
senior lien, Series A, 5.00%, 7/01/42	10,090,000	11,074,280
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,759,445
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,430,520
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,445,280
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,359,050
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	8,949,150
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,182,500
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Series A, 5.00%, 7/01/37.	1,000,000	1,151,340
junior lien, Series A, 4.00%, 7/01/39.	5,000,000	5,149,500
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, 5.00%, 7/01/39	5,000,000	5,616,300
junior lien, Series A, 5.00%, 7/01/39.	10,000,000	11,072,900
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/39	14,780,000	15,051,656
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,216,909
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,260,182
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,369,523
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,450,067
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	5,960,232
Facility, Vista College Preparatory Projects, Series A, 5.00%, 7/01/48	1,000,000	1,083,620
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A,
5.00%, 7/01/33	600,000	654,804
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A,
5.00%, 7/01/37	1,000,000	1,073,110
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A,
5.00%, 7/01/42	4,300,000	4,565,310
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	8,676,032
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,032,400

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County IDAR,
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	$1,765,000	$1,934,528
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,419,693
Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,106,573
Pima County USD No. 20 Vail GO, School Improvement and Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,660,585
Pima County USD No. 30 Sahuarita GO,
School Improvement, BAM Insured, 5.00%, 7/01/33	2,665,000	3,020,218
School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,161,312
Pima County USD No. 6 Marana GO,
School Improvement, Project of 2014, Series C, BAM Insured, 5.00%, 7/01/36	2,385,000	2,699,319
School Improvement, Project of 2014, Series D, BAM Insured, 5.00%, 7/01/38	2,500,000	2,804,500
Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34 .	1,065,000	1,195,889
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,620,165
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,344,748
Refunding, 5.00%, 7/01/35	1,195,000	1,332,592
Pinal County Electrical District No. 4 Electric System Revenue, Pre-Refunded, 6.00%, 12/01/38	1,150,000	1,150,000
Queen Creek Excise Tax and State Shared Revenue,
Series A, 5.00%, 8/01/42	2,500,000	2,827,950
Series A, 5.00%, 8/01/47	5,000,000	5,632,300
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.00%, 12/01/30	4,500,000	4,876,380
Salt River Project, Refunding, Series A, 5.00%, 1/01/37	10,000,000	11,501,600
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	9,745,000	11,033,971
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	3,310,000	3,794,783
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/39	5,000,000	5,012,150
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	11,498,400
5.00%, 12/01/37	5,000,000	5,697,050
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project,
Pre-Refunded, 5.00%, 7/01/33	10,660,000	11,166,776
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,103,540
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,519,812
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,408,536
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,499,794
Town of Gilbert Pledged Revenue, sub. lien, Obligations, 5.00%, 7/01/45	10,000,000	11,144,600
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	986,005
Tucson Water System Revenue,
Pre-Refunded, 5.00%, 7/01/28	1,165,000	1,185,737
Pre-Refunded, 5.00%, 7/01/29	1,670,000	1,699,726
Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,375,900
Refunding, 5.00%, 7/01/28	65,000	66,136
Refunding, 5.00%, 7/01/29	95,000	96,639
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36.	5,000,000	5,722,600
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,480,950
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	4,874,830

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	$4,250,000	$4,657,958
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,425,175
		849,798,610
U.S. Territories 1.5%
Guam 1.5%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	6,997,063
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,719,423
		12,716,486
Total Municipal Bonds before Short Term Investments (Cost $840,115,702)		862,515,096

Short Term Investments (Cost $300,000) 0.0%†

Municipal Bonds 0.0%†
Arizona 0.0%†
[a] Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN
and Put, 1.68%, 11/15/52	300,000	300,000
Total Investments (Cost $840,415,702) 98.4%		862,815,096
Other Assets, less Liabilities 1.6%		14,219,479
Net Assets 100.0%.		$877,034,575

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|7

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
Colorado 96.9%
Adams 12 Five Star Schools GO, Adams County and the City of Broomfield, Series B, 5.00%, 12/15/36	$5,000,000	$5,679,050
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/40	7,500,000	8,449,500
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	2,000,000	2,032,780
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,185,239
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/37	630,000	681,238
Pre-Refunded, 5.00%, 5/15/37	370,000	401,258
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,319,950
Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42.	7,000,000	7,829,710
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,678,592
Aurora COP, Aurora Capital Leasing Corp., Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,836,541
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,595,525
Aurora Water Revenue, Green Bonds, first lien, Refunding, 5.00%, 8/01/46.	5,000,000	5,564,300
Bell Mountain Ranch Metropolitan District GO, Consolidated, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,259,066
Board of Trustees for Western State College Revenue,
Pre-Refunded, 5.00%, 5/15/34	2,000,000	2,028,360
Pre-Refunded, 5.00%, 5/15/39	2,000,000	2,028,360
Boulder Valley School District No. RE-2 GO,
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/34	6,000,000	6,085,680
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/41	5,000,000	5,573,700
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-
Refunded, 5.25%, 12/01/34	5,380,000	5,559,477
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	1,978,506
5.00%, 6/01/32	1,845,000	2,024,685
5.00%, 6/01/35	2,775,000	3,028,052
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,430,955
Charter School, Union Colony School Project, Refunding, 5.00%, 4/01/48	715,000	772,021
University of Denver Project, Refunding, NATL Insured, 5.00%, 3/01/35	5,000,000	6,005,900
University of Denver Project, Series A, 5.00%, 3/01/47.	3,950,000	4,345,316
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,049,700
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,508,050
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,007,080
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,445,250
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35.	7,150,000	7,626,762
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,583,900
Covenant Retirement Communities Inc., Series A, 5.00%, 12/01/48	5,000,000	5,340,500
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,082,460
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,345,240
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,602,200
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	6,000,000	6,335,460
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,203,360
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	2,750,000	2,877,050
Hospital, Boulder Community Hospital Project, Series A, 6.00%, 10/01/35	5,460,000	5,813,535

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
Hospital, Boulder Community Hospital Project, Series A, Pre-Refunded, 6.00%, 10/01/35	$40,000	$42,837
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,029,481
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46.	5,000,000	5,364,250
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40.	7,320,000	7,511,638
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,153,560
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,072,840
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.00%, 12/31/47	2,555,000	2,698,565
Colorado Mesa University Enterprise Revenue, Board of Trustees, Colorado Mesa University, 5.00%,
5/15/45	4,000,000	4,398,920
Colorado School of Mines Institutional Enterprise Revenue,
Board of Trustees, Series A, 5.00%, 12/01/42	2,450,000	2,715,360
Board of Trustees, Series A, 5.00%, 12/01/47	3,000,000	3,305,340
Refunding, Series B, 5.00%, 12/01/32	110,000	120,881
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
Pre-Refunded, 5.00%, 11/01/39	11,305,000	11,626,175
Colorado Springs Utilities System Revenue,
Improvement, Series A-4, 5.00%, 11/15/48	5,000,000	5,661,350
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,425,720
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,354,150
Refunding, Series A, 5.00%, 11/15/45	2,665,000	2,969,050
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,568,550
Series D-1, Pre-Refunded, 5.25%, 11/15/33	5,000,000	5,310,750
Colorado State Board of Governors University Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/44	2,675,000	2,988,162
Refunding, Series A, 4.00%, 3/01/40	5,000,000	5,123,550
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,115,330
Refunding, Series E, 4.00%, 3/01/43	4,500,000	4,532,895
Series A, 5.00%, 3/01/34	20,000	20,137
Series A, 5.00%, 3/01/39	145,000	145,961
Series A, 5.00%, 3/01/40	3,010,000	3,336,946
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,246,993
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,108,759
Series A, Pre-Refunded, 5.00%, 3/01/40	3,990,000	4,602,864
Series C, Pre-Refunded, 5.00%, 3/01/44	2,460,000	2,742,703
Colorado State Building Excellent Schools Today COP,
Series G, Pre-Refunded, 5.00%, 3/15/32	10,000,000	10,662,900
Series I, 5.00%, 3/15/36	3,000,000	3,293,010
Series J, 5.25%, 3/15/42.	5,000,000	5,662,850
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,448,568
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,026,027
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,300,738
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,228,782
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41.	4,000,000	4,389,920
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,473,900
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 12/01/48	4,440,000	4,973,333
Denver City and County Board of Water Commissioners Water Revenue, Green Bonds, Series A, 5.00%,
9/15/47	10,000,000	11,319,100

|9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Denver City and County Dedicated Tax Revenue,
Refunding and Improvement, Series A, 4.00%, 8/01/46	$3,500,000	$3,532,445
Series A-1, 5.00%, 8/01/48	5,000,000	5,508,900
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,427,200
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	13,966,761
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	10,280,856
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,564,560
Recovery Zone Facility, 5.625%, 12/01/40.	4,000,000	4,139,720
Series A, 5.25%, 12/01/45	9,250,000	9,765,502
Denver Health and Hospital Authority Project COP, 550 Acoma Inc., 5.00%, 12/01/48.	2,355,000	2,513,256
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,740,256
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/33	3,000,000	1,358,730
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	6,021,004
senior bond, Series C, 5.25%, 9/01/25	2,500,000	2,619,425
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,814,160
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,507,451
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	2,948,403
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,278,259
Fort Collins Electric Utility Enterprise Revenue, Series A, 5.00%, 12/01/42	13,500,000	15,262,560
Fort Lewis College Board of Trustees Enterprise Revenue, Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,518,697
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,317,753
Larimer County School District No. R-1Poudre GO, 5.00%, 12/15/40	5,000,000	5,716,950
Meridian Metropolitan District GO, In Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,319,300
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue, Refunding, Series A,
5.00%, 5/15/33	3,455,000	3,499,224
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,474,280
Park 70 Metropolitan District GO,
City of Aurora, Refunding and Improvement, 5.00%, 12/01/36.	1,000,000	1,046,920
City of Aurora, Refunding and Improvement, 5.00%, 12/01/46.	1,500,000	1,553,940
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37	7,000,000	7,306,950
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/41	3,000,000	3,243,960
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/45	7,000,000	7,515,690
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,500,000	2,682,600
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38.	2,500,000	2,694,800
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,700,875
Parker Water and Sanitation District Water and Sewer Enterprise Revenue, Douglas County, 5.00%,
11/01/42	6,475,000	7,265,792
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,007,880
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,684,072
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,330,845
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,697,000
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28.	1,000,000	1,079,950
Refunding and Improvement, Series B, 5.50%, 12/01/31.	1,010,000	1,097,991
Refunding and Improvement, Series B, 5.25%, 12/01/38.	3,615,000	3,898,597

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Regional Transportation District COP, Series A, 5.375%, 6/01/31	$19,000,000	$19,846,830
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	10,489,500
FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,180,500
FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	12,209,010
South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,108,101
Sterling Hills West Metropolitan District GO, Arapahoe County, Refunding, 5.00%, 12/01/39	1,125,000	1,199,633
Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	4,819,815
Triview Metropolitan District GO, El Paso County, Pre-Refunded, 5.00%, 11/01/34	10,855,000	11,153,404
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,396,314
Series A, Pre-Refunded, 5.375%, 6/01/38.	3,000,000	3,052,110
Series B, 5.00%, 6/01/48	5,000,000	5,648,250
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,177,300
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%,
6/01/30	1,690,000	1,798,599
Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	5,701,050
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,350,500
		642,301,583
U.S. Territories 2.0%
Guam 0.9%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,068,160
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,699,543
		5,767,703
Puerto Rico 1.1%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	7,216,825
Total U.S. Territories		12,984,528
Total Municipal Bonds before Short Term Investments (Cost $643,388,767)		655,286,111

Short Term Investments (Cost $200,000) 0.0%†

Municipal Bonds 0.0%†
Colorado 0.0%†
[b] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA
JPMorgan Chase Bank, Daily VRDN and Put, 1.74%, 12/01/29	200,000	200,000
Total Investments (Cost $643,588,767) 98.9%		655,486,111
Other Assets, less Liabilities 1.1%		7,440,110
Net Assets 100.0%.		$662,926,221

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|12

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Connecticut Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.4%
Connecticut 98.4%
City of Bridgeport GO,
Series A, 5.00%, 2/15/32	$2,200,000	$2,316,930
Series A, Pre-Refunded, 5.00%, 2/15/32	7,800,000	8,503,248
Connecticut State GO, Series A, 5.00%, 2/15/29	10,000,000	10,049,400
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	18,940,775
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	4,879,850
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,455,135
Covenant Home Inc., Series B, 5.00%, 12/01/40	4,000,000	4,302,880
Fairfield University Issue, Series Q-1, 5.00%, 7/01/46	9,000,000	9,712,890
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,190,160
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,237,700
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,548,520
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	45,000	46,409
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	8,948,693
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/42	4,375,000	4,758,119
Sacred Heart University Issue, Series G, Pre-Refunded, 5.375%, 7/01/31	1,500,000	1,624,845
Sacred Heart University Issue, Series G, Pre-Refunded, 5.625%, 7/01/41	5,500,000	5,992,085
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	1,190,000	1,308,238
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	2,290,000	2,517,534
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,185,800
Stamford Hospital Issue, Series J, 5.00%, 7/01/42.	5,000,000	5,272,250
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/41.	5,000,000	5,478,700
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/45.	2,060,000	2,248,325
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	10,000,000	10,475,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,402,220
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,331,250
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	426,132
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,553,850
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series
A, 5.05%, 11/15/27.	540,000	552,523
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series
A, 5.00%, 1/01/38	3,000,000	3,247,230
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,661,450
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,129,830
Green Bonds, Series A, 5.00%, 5/01/35	2,000,000	2,285,180
Green Bonds, Series A, 5.00%, 5/01/37	3,000,000	3,406,980
Series A, 5.00%, 3/01/25	1,000,000	1,115,540
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,413,550
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/33	1,000,000	1,098,840
Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/36	1,000,000	1,101,410
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	5,000,000	5,337,550
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,380,350
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,347,850
New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,102,560

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
New Haven GO,
Issue of 2002, Series C, NATL Insured, ETM, 5.00%, 11/01/22.	$25,000	$25,061
Issue of 2009, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,000,000	1,007,250
South Central Regional Water Authority Water System Revenue,
Refunding, Thirty-Second Series B, 5.00%, 8/01/38.	3,720,000	4,161,601
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,642,035
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,762,676
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,119,750
Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,103,800
University of Connecticut GO,
Series A, 5.00%, 8/15/28	6,590,000	7,199,641
Series A, 5.00%, 2/15/31	2,000,000	2,165,140
Series A, 5.00%, 1/15/37	4,000,000	4,306,000
Total Municipal Bonds (Cost $216,983,178) 98.4%		221,381,135
Other Assets, less Liabilities 1.6%		3,550,814
Net Assets 100.0%		$224,931,949

See Abbreviations on page 136.

|14

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.2%
Alabama 2.3%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$7,849,975
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	28,372,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,696,408
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,688,737
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,693,439
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,527,030
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,570,650
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,529,615
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,833,094
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,337,322
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,248,086
		81,346,856
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	3,730,665
Arizona 5.1%
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/27	6,000,000	6,438,120
Arizona School Facilities Board COP, Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	16,552,238
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,791,589
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,263,900
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	41,979,387
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,433,745
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,313,174
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,355,400
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,351,500
Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29.	2,500,000	2,887,025
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 5.00%, 7/01/30	10,000,000	11,572,700
junior lien, Series A, 5.00%, 7/01/19	1,900,000	1,933,269
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,359,943
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,399,668
Pima County Regional Transportation Authority Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,778,438
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	7,982,078
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,475,436
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,832,415
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,009,160
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	2,996,902
Refunding, 5.00%, 7/01/27	2,000,000	2,317,900
Refunding, 5.00%, 7/01/28	3,325,000	3,825,113

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	$2,000,000	$2,045,820
		179,894,920
Arkansas 0.2%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,466,050
California 10.9%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	7,514,150
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,299,650
California Health Facilities Financing Authority Revenue,
Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,221,880
Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	13,775,320
California State GO,
Various Purpose, 5.50%, 4/01/21	20,000,000	20,242,200
Various Purpose, 5.25%, 10/01/23	25,050,000	27,355,853
Various Purpose, 5.25%, 10/01/24	9,780,000	10,671,740
Various Purpose, 5.25%, 10/01/25	5,000,000	5,448,700
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,297,650
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	16,768,200
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	28,992,500
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,406,100
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,111,380
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,594,228
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,840,232
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,264,030
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,262,290
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,300,200
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,476,239
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,164,750
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	1,995,293
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,654,719
Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,231,640
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22.	2,610,000	2,668,882
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23.	2,860,000	2,929,183
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,095,197
Refunding, 5.00%, 8/01/25	4,765,000	5,127,521
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,293,206
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	9,604,248
Power System, Series B, 5.25%, 7/01/24	16,870,000	17,211,449
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	132,688
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,410,580
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,613,638
Power System, Series C, 5.00%, 7/01/34	4,080,000	4,732,188
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A,
Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,217,810

|16

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles USD,
GO, Election of 2005, Series F, 5.00%, 7/01/22.	$5,675,000	$5,781,123
GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	9,450,080
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,531,112
Series B, 5.00%, 7/01/21	7,545,000	7,695,749
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	11,958,304
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,354,100
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	23,711,938
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,038,440
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,525,875
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/23	8,000,000	8,022,160
		387,994,415
Colorado 1.0%
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,626,700
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,776,405
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,619,523
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,438,220
		36,460,848
Connecticut 1.5%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,272,695
Series E, 5.00%, 8/15/26	18,585,000	20,100,421
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	10,776,200
University of Connecticut GO,
Series A, 5.00%, 3/15/30	3,075,000	3,386,682
Series A, 5.00%, 3/15/31	5,025,000	5,507,501
		52,043,499
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	5,808,450
Series B, 5.00%, 7/01/32	5,750,000	6,651,370
		12,459,820
Florida 6.9%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	6,604,500
Refunding, Series B, 5.00%, 10/01/25	6,325,000	6,954,970
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,255,871
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	13,756,264
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,316,650
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	12,546,384
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,755,150
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,530,880

|17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	$1,455,000	$1,643,015
Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,784,691
Refunding, Series A, 5.00%, 10/01/31	17,435,000	19,932,041
Series A, 5.00%, 10/01/29	1,205,000	1,354,938
Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,738,340
Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,106,914
Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,437,255
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,779,296
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	4,906,674
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,251,500
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,184,147
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,139,225
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,177,634
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,457,337
5.00%, 7/01/25	3,000,000	3,273,210
5.00%, 7/01/26	4,000,000	4,359,960
5.00%, 7/01/27	4,000,000	4,355,680
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	16,709,550
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,137,850
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,230,637
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,755,192
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,328,220
Series A, 5.00%, 10/01/33	1,755,000	2,024,726
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,230,700
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,391,885
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%,
8/01/25	4,000,000	4,620,480
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	18,683,747
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,393,934
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	1,500,000	1,578,030
Refunding, 4.00%, 9/01/31	1,635,000	1,714,199
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
Refunding, 4.00%, 8/15/33	6,000,000	6,143,100
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.	2,855,000	3,018,877
		245,563,653
Georgia 2.3%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27.	7,000,000	7,868,910
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28.	5,100,000	5,717,508
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	5,934,998
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20.	2,875,000	2,954,321
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21.	3,100,000	3,183,235

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Atlanta Water and Wastewater Revenue, (continued)
Refunding, Series C, 5.00%, 11/01/33	$6,750,000	$7,832,633
Refunding, Series C, 5.00%, 11/01/34	3,000,000	3,463,380
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	5,861,937
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,304,153
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,295,597
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	4,968,161
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,437,915
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/27.	1,750,000	1,998,535
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/28.	2,100,000	2,384,151
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/29.	2,000,000	2,260,100
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/30.	1,000,000	1,124,250
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,301,100
		81,890,884
Hawaii 0.8%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	28,279,750
Illinois 1.5%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty,
5.25%, 1/01/22	5,215,000	5,392,362
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,509,527
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,486,504
Illinois State Finance Authority Revenue, Northwestern University, 5.00%, 12/01/28	1,675,000	2,016,415
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,155,054
Series A, AGMC Insured, 5.00%, 4/01/25.	18,000,000	19,434,060
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B,
Pre-Refunded, 5.00%, 6/15/23	600,000	656,976
		53,650,898
Kansas 0.3%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,101,840
Kentucky 1.0%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,295,860
Kentucky State Property and Buildings Commission Revenue, Project No. 119, BAM Insured, 5.00%,
5/01/32	2,000,000	2,257,220
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	2,967,965
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,478,200
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22.	1,000,000	1,017,800
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,562,940

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29.	$5,500,000	$6,124,965
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31.	5,500,000	6,084,155
		35,789,105
Louisiana 1.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,438,900
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,751,360
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	3,962,840
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,276,388
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	11,682
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	5,841
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	17,522
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,127,790
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,244,540
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,388,812
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,513,137
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,110,340
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	1,940,091
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	1,939,998
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,643,865
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,209,720
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,374,100
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre-
Refunded, 6.00%, 1/01/23	2,000,000	2,006,260
		56,963,186
Maryland 2.1%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	8,575,254
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,469,036
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	6,791,931
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,165,674
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,603,119
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,158,780
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,388,438
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,393,309
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,709,055
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,523,399
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,050,322
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,307,160
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,563,680
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	9,707,347
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,416,099
		73,822,603

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 3.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	$5,000,000	$5,169,500
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,591,025
Refunding, Series A, 5.00%, 7/01/29	6,000,000	6,849,420
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25.	10,975,000	12,056,038
Senior, Refunding, Series A, 5.00%, 8/15/26.	7,000,000	7,681,660
Senior, Refunding, Series B, 5.00%, 8/15/27.	6,000,000	6,577,560
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	12,625,362
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,441,628
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	10,849,410
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%,
8/01/32	13,920,000	16,189,934
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	11,695,893
Senior Series 3, 5.00%, 11/01/32	5,000,000	5,819,000
		114,546,430
Michigan 1.6%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,112,960
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,273,793
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,604,756
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,145,706
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24.	5,000,000	5,524,300
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,743,190
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	5,100,000	5,317,974
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,091,338
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,427,213
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24.	8,000,000	8,694,320
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/19	3,905,000	4,017,698
General, Refunding, Series A, 5.00%, 11/15/20	3,935,000	4,042,937
General, Series A, ETM, 5.00%, 11/15/19	1,305,000	1,342,414
General, Series A, Pre-Refunded, 5.00%, 11/15/20	1,320,000	1,357,844
		58,696,443
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21.	4,165,000	4,313,107
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22.	5,570,000	5,763,391
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23.	5,000,000	5,185,250
		15,261,748

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 0.8%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health,
Refunding, Series A, 5.00%, 6/01/31	$12,500,000	$14,406,625
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,665,610
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,054,040
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,521,420
		27,647,695
Nevada 1.3%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,088,300
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	15,264,000
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	4,600,000	4,664,538
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,503,048
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,181,807
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,497,948
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,686,613
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,662,023
		45,548,277
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,477,408
New Jersey 6.6%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	5,754,737
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,037,092
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,343,294
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,845,286
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,294,550
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20.	10,000,000	10,459,500
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21.	20,535,000	22,030,564
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,021,806
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,219,752
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,180,800
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	18,269,446
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,246,350
Kean University Issue, Series A, Pre-Refunded, 5.00%, 9/01/21	6,000,000	6,140,220
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,576,000
Series A, 5.375%, 6/01/24	3,715,000	3,760,583
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,459,268
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,595,750
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,683,042
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,555,565
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/20	3,460,000	3,468,546
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/21	20,000,000	20,049,400

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	$5,000,000	$5,554,400
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,021,192
Series L, 5.00%, 5/01/27	5,270,000	5,849,647
		235,416,790
New York 9.8%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,809,430
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,726,000
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,039,895
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26.	5,000,000	5,451,150
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,197,500
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20.	4,365,000	4,650,951
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	3,944,640
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,576,810
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,027,000
Fiscal 2013, Series I, 5.00%, 8/01/24.	10,200,000	11,438,484
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22.	8,000,000	8,806,720
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23.	6,860,000	7,699,390
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,302,160
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,430,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,522,550
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	11,566,300
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,018,900
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,682,634
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23.	11,500,000	12,392,055
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23.	12,805,000	13,510,683
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24.	7,620,000	8,215,503
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27.	8,740,000	9,786,528
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28.	5,000,000	5,578,200
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	10,000,000	11,216,600
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	350,000	358,305
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,142,170
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	615,000	630,824
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,030,936
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%,
2/15/19.	3,245,000	3,265,054
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24.	7,000,000	7,654,500
New York State Dormitory Authority Sales Tax Revenue, Refunding, Series E, 5.00%, 3/15/32	10,000,000	11,739,500

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	$10,000,000	$11,021,400
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,169,058
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,630,750
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	12,485,760
New York State Thruway Authority General Revenue, Series I, 5.00%, 1/01/26	10,000,000	10,716,900
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	9,669,432
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,715,410
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,111,600
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.	1,655,000	1,656,837
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	10,632,500
		349,221,719
North Carolina 0.8%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,648,650
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	11,566,000
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 5.00%, 1/01/21	10,000,000	10,594,000
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	500,000	501,610
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,766,282
		30,076,542
Ohio 6.4%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,756,014
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,257,669
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	8,988,110
Cincinnati GO,
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24.	1,270,000	1,396,073
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25.	2,000,000	2,198,540
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27.	2,000,000	2,198,540
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28.	2,350,000	2,583,285
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,385,100
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,377,400
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,721,000
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,176,800
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,388,290
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,716,684
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	2,820,375
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/25	2,400,000	2,703,936
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/26	4,000,000	4,500,520

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue, (continued)
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/27	$5,000,000	$5,618,150
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/28	3,000,000	3,364,860
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,307,664
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,633,035
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,630,980
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,737,520
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,075,242
Ohio State GO,
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,248,277
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,540,820
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/26	11,000,000	12,574,210
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/27	5,000,000	5,715,550
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/28	9,100,000	10,402,301
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24.	10,000,000	11,236,100
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31.	10,000,000	11,660,600
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,219,037
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,522,691
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,756,683
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	4,985,071
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,443,280
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,809,506
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,144,665
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,268,851
University of Cincinnati General Receipts Revenue,
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,165,599
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,025,367
		228,254,395
Oregon 1.6%
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 6/15/32	3,725,000	4,315,822
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,008,260
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,067,200
senior lien, Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,429,150
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	3,988,180
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	5,924,096
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,560,950

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	$5,000,000	$5,659,050
5.00%, 6/15/28	5,000,000	5,650,750
5.00%, 6/15/29	7,500,000	8,447,175
		56,050,633
Pennsylvania 4.9%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19.	9,000,000	9,121,050
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20.	7,500,000	7,813,800
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,297,554
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,519,321
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	5,960,744
Series A, 5.25%, 12/15/26	5,835,000	6,481,168
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	14,768,006
Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health
System, Series A, 4.00%, 8/15/34	5,895,000	6,074,621
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	33,203,668
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,400,200
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,800,400
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,164,328
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30.	4,000,000	4,707,040
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,257,380
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,532,460
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	18,189,709
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22.	2,190,000	2,239,319
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,161,861
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,082,750
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,609,050
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,212,989
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,664,686
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,336,175
		172,598,279
South Carolina 1.7%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,796,856
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,940,407
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,069,080
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,208,486
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,083,323
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,890,196
South Carolina Jobs-EDA Hospital Revenue,
Palmetto Health, Improvement, Pre-Refunded, 5.375%, 8/01/22	6,000,000	6,136,020
[a] Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/33	6,000,000	6,619,920

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
South Carolina (continued)
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25.	$12,935,000	$14,186,461
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26.	13,440,000	14,714,515
		59,645,264
Tennessee 1.0%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	15,805,000	17,274,391
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	5,563,400
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,868,747
Refunding, 5.00%, 7/01/27	1,800,000	2,002,428
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,410,927
		36,119,893
Texas 10.2%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,314,390
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,388,680
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,525,000
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25.	11,370,000	12,323,375
GO, Refunding, Series A, 5.00%, 2/15/26.	12,060,000	13,063,513
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,746,225
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	2,899,850
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,156,910
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,610,550
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,350,257
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27.	5,460,000	6,235,866
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28.	2,500,000	2,842,375
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/25.	6,000,000	6,499,560
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/26.	6,790,000	7,350,922
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,274,140
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,299,080
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,299,080
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	2,899,550
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	2,884,725
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	3,995,476
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,370,583
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,718,065
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,129,775
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,684,550

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Houston Utility System Revenue, (continued)
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	$19,690,000	$22,224,300
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,388,200
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,307,114
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	12,918,720
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,203,000
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28.	4,815,000	5,476,388
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29.	7,015,000	7,949,328
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,852,403
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	31,517,910
Refunding, 5.00%, 2/01/27	10,415,000	12,055,050
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,690,020
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,472,118
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,233,500
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,115,270
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series
A, 5.00%, 10/15/31	12,585,000	14,743,076
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,331,200
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	22,734,600
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	22,766,800
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	5,048,300
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	270,450
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%,
7/01/27	10,000,000	11,376,100
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	6,794,093
Refunding, 5.00%, 2/15/25	13,780,000	14,984,372
		364,314,809
Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,488,880
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,484,740
		18,973,620
Virginia 3.9%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	6,050,000	6,640,843
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,487,171
Refunding, 5.00%, 11/01/24	95,000	103,625
Refunding, 5.00%, 11/01/25	90,000	98,048
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,406,700
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	12,895,660
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,122,634

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	$13,080,000	$14,883,732
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25.	7,405,000	8,561,439
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	12,060,000	13,017,685
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,189,100
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Series C, 5.00%,
8/01/27	4,460,000	5,060,227
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	13,935,731
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	30,024,894
		138,427,489
Washington 3.8%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,571,782
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	3,925,880
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,428,338
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,369,176
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,364,460
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,149,793
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,437,441
Refunding, Series B, 5.00%, 7/01/29	2,600,000	2,924,506
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	5,965,024
Refunding, 5.00%, 5/01/25	5,500,000	6,248,935
Refunding, 5.00%, 5/01/26	2,995,000	3,394,683
Refunding, 5.00%, 5/01/27	3,150,000	3,560,130
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/19	6,805,000	6,839,365
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,247,240
Improvement and Refunding, Series C, 4.00%, 9/01/34	5,300,000	5,571,095
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,137,930
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,176,925
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,433,758
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,318,431
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	33,543,771
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,341,456
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	11,517,900
Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25.	13,955,000	15,220,858
		135,688,877
Wisconsin 0.5%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,221,379
Refunding, Series 2, 5.00%, 7/01/31	5,000,000	5,813,500
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,788,059
		16,822,938

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.1%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	$1,540,000	$1,540,000
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,061,183
		2,601,183
Total Municipal Bonds before Short Term Investments (Cost $3,386,196,431)		3,458,849,424

Short Term Investments 2.1%

Municipal Bonds 2.1%
Florida 0.7%
[b] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.74%,
9/01/28	25,500,000	25,500,000
Louisiana 0.1%
[b] East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 1.71%, 11/01/19	1,700,000	1,700,000
Michigan 0.0%†
[b] University of Michigan Revenue, Regents, General, Series D-1, Daily VRDN and Put, 1.65%, 12/01/24	700,000	700,000
Minnesota 0.2%
[b] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank National Association, Daily
VRDN and Put, 1.71%, 8/15/37	7,300,000	7,300,000
New York 0.8%
[b] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 1.70%, 11/01/31	2,300,000	2,300,000
[b] New York City GO, Fiscal 2014, Series D, Subseries D-3, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 1.76%, 8/01/38	8,000,000	8,000,000
[b] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put,
1.70%, 6/15/38	7,420,000	7,420,000
[b] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series
F, LOC Citibank, Daily VRDN and Put, 1.69%, 11/01/32	9,800,000	9,800,000
		27,520,000
Oregon 0.0%†
[b] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National
Association, Daily VRDN and Put, 1.69%, 8/01/34	200,000	200,000
Tennessee 0.3%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and
Put, 1.71%, 6/01/42	10,000,000	10,000,000
Total Short Term Investments (Cost $72,920,000)		72,920,000
Total Investments (Cost $3,459,116,431) 99.3%		3,531,769,424
Other Assets, less Liabilities 0.7%.		26,463,254
Net Assets 100.0%		$3,558,232,678

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|31

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Shares	Value

Management Investment Companies (Cost $1,827,562) 0.2%
Financials 0.2%
[a] Franklin Liberty Municipal Bond ETF	75,000	$1,807,500

	Principal
	Amount

Municipal Bonds 84.8%
Alabama 1.0%
[b] Mobile IDB,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 2.90%, 12/12/23	$7,550,000	7,550,000
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,215,935
		9,765,935
Arkansas 1.7%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%, 6/15/22	11,195,000	11,497,489
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	4,986,103
		16,483,592
California 5.8%
[b] California Health Facilities Financing Authority Revenue,
Providence St. Joseph Health, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	12,948,204
St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,271,100
St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,330,178
[b] California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put, Series A, 1.40%, 2/01/19	10,000,000	9,991,500
[b] California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D,
2.625%, 12/01/23	3,000,000	2,943,990
California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage
Insured, 3.00%, 7/01/27	3,500,000	3,522,610
Coachella Valley USD, GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,349,471
Mount San Antonio Community College District GO, BAN, zero cpn., 4/01/22	10,000,000	9,292,200
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,827,350
[b] Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put,
Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,222,310
		56,698,913
Colorado 0.6%
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA
Insured, 0.90%, 3/01/19	2,000,000	1,995,380
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	2,802,744
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,115,000
		5,913,124
Connecticut 2.7%
Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Refunding, Series A, 2.05%, 7/12/21.	7,500,000	7,490,475
[b] Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	5,969,580
[b] Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	9,926,600
[b] Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21	3,000,000	2,983,080
		26,369,735

Quarterly Statement of Investments | See Notes to Statements of Investments. | 32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida 1.5%
Escambia county PCR, Gulf Power Co. Project, Refunding, 2.60%, 6/01/23	$5,000,000	$4,976,050
Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series
A, 5.00%, 10/01/25	1,000,000	1,158,650
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,444,768
[b] Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put, 1.75%, 11/01/19	2,000,000	1,990,860
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24.	4,000,000	4,377,240
		14,947,568
Georgia 3.6%
[b] Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put, Series
A, 1.875%, 10/01/19	2,500,000	2,491,125
Georgia State GO, Series A, 5.00%, 2/01/23	12,375,000	13,827,949
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Series A, 3.00%, 7/01/23	11,000,000	11,380,930
[b] Monroe County Development Authority PCR,
Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,161,405
Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19.	3,750,000	3,713,175
		34,574,584
Hawaii 1.1%
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,062,100
Illinois 1.3%
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18.	1,000,000	1,000,000
[b] Illinois State Educational Facilities Authority Revenue, Adjustable Rate, University of Chicago, Mandatory
Put, 1.65%, 2/01/19	10,000,000	9,993,700
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,475,442
		12,469,142
Iowa 0.9%
Des Moines Independent Community School District Revenue, Polk and Warren Counties, School
Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	9,176,496
Kansas 0.9%
Dodge City GO, Temporary Notes, Series 1, 1.50%, 10/01/19	2,750,000	2,730,887
[c] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
1.941%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,707,866
		8,438,753
Kentucky 2.0%
[b] Kentucky Public Energy Authority Gas Supply Revenue, Mandatory Put, Series B, 4.00%, 1/01/49	10,000,000	10,477,000
[b] Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and
Electric Co. Project, Mandatory Put, Series A, 1.25%, 6/03/19	2,000,000	1,990,860
[b] Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory
Put, Series A, 2.20%, 8/01/19	7,000,000	6,992,650
		19,460,510
Louisiana 1.6%
Louisiana State GO, Series A, 4.00%, 5/15/31	15,225,000	15,891,703

|33

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland 4.7%
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/25	$5,000,000	$5,828,350
Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-Sharing
Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,842,398
Maryland State GO,
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,217,072
State and Local Facilities Loan of 2014, Refunding, First Series C, 5.00%, 8/01/19	5,700,000	5,817,933
Washington Suburban Sanitary District GO,
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/28	5,500,000	5,943,245
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/30	5,500,000	5,943,245
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%,
6/01/31	5,500,000	5,943,245
		45,535,488
Massachusetts 0.9%
[b] Massachusetts Development Finance Agency Revenue,
Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	5,000,000	5,608,750
Williams College Issue, Mandatory Put, Series N, 1.45%, 7/01/21	3,000,000	2,947,110
		8,555,860
Michigan 2.4%
Michigan Finance Authority Revenue,
State Aid Notes, Series A-1, 4.00%, 8/20/19	13,000,000	13,174,720
Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	10,000,000	10,182,100
		23,356,820
Minnesota 2.2%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	647,855
Duluth ISD No. 709 COP, Refunding, Series A, 3.00%, 2/01/19	2,125,000	2,128,124
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/24.	6,065,000	6,861,698
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,315,000
[b] Minneapolis MFHR,
Albright Townhomes Project, Mandatory Put, 2.00%, 6/01/19	2,000,000	1,999,020
Riverside Homes Project, Mandatory Put, Series A, 2.40%, 11/01/21.	1,250,000	1,251,438
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 5.00%,
3/01/19	210,000	211,600
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,279,650
		21,694,385
Mississippi 0.5%
[b] Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project,
Mandatory Put, 1.35%, 9/01/20	5,000,000	4,902,550
Nevada 2.9%
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/20	20,000,000	20,890,600
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	7,000,000	7,406,630
		28,297,230

|34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 0.6%
Jersey City GO, General Improvement and Qualified Water Improvement, Refunding, Series A, BAM
Insured, 4.00%, 8/01/19	$1,330,000	$1,348,859
[b] New Jersey State Housing and Mortgage Finance Agency MF Conduit Revenue, Garden Spires Project,
Mandatory Put, Series A, 2.02%, 8/01/21	4,310,000	4,300,863
		5,649,722
New Mexico 1.0%
[b] Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series
A, 1.875%, 4/01/20	9,000,000	8,843,490
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%, 4/01/19 .	1,000,000	1,003,760
		9,847,250
New York 9.4%
[b] Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development
Corp. Project, Mandatory Put, Refunding, Subseries C, 2.00%, 11/01/21	4,750,000	4,661,460
Freeport GO, Nassau County, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	1,926,912
New York City GO,
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,348,880
Fiscal 2019, Refunding, Series A, 5.00%, 8/01/22	5,000,000	5,504,200
Subseries B-1, 4.00%, 12/01/18	7,345,000	7,345,000
Subseries B-1, ETM, 4.00%, 12/01/18	2,655,000	2,655,000
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding,
Series A, 5.00%, 12/15/19	6,095,000	6,291,320
New York State Energy Research and Development Authority PCR,
New York State Electric and Gas Corp. Project, Refunding, Series D, 3.50%, 10/01/29.	3,000,000	3,016,050
[b] Rochester Gas and Electric Corp. Project, Series A, Mandatory Put, 3.00%, 7/01/25	10,000,000	10,017,700
New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA
Secured, 1.50%, 5/01/21	10,000,000	9,873,700
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	15,190,350
Suffolk County GO,
Public Improvements, Series B, AGMC Insured, 4.00%, 10/15/28	4,205,000	4,488,375
Refunding, Series D, 4.00%, 10/15/19	3,835,000	3,900,962
Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,419,834
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	4,814,825
		91,454,568
North Carolina 1.3%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,505,850
North Carolina State University at Raleigh Revenue,
General, The Board of Governors of the University of North Carolina, Refunding, Series A, 5.00%,
10/01/27	1,500,000	1,793,175
General, The Board of Governors of the University of North Carolina, Refunding, Series B, 5.00%,
10/01/26	3,000,000	3,550,560
		12,849,585
North Dakota 0.5%
West Fargo GO, Cass County, Temporary, Refunding and Improvement, 2.15%, 5/01/21.	5,000,000	4,945,000

|35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio 3.7%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
5.00%, 2/15/20	$7,000,000	$7,239,400
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	7,888,101
Lucas County Hospital Revenue, Promedica Healthcare Obligated Group, Refunding, Series A, 6.50%,
11/15/37	10,000,000	11,241,800
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,028,910
Ohio State Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/28	7,000,000	8,372,000
		35,770,211
Oklahoma 0.8%
Oklahoma County Finance Authority Educational Facilities Lease Revenue,
Midwest City-Del City Public Schools Project, 5.00%, 10/01/19	510,000	522,572
Midwest City-Del City Public Schools Project, 5.00%, 10/01/20	1,350,000	1,418,202
Midwest City-Del City Public Schools Project, 5.00%, 10/01/22	1,000,000	1,090,390
Tulsa County Industrial Authority Educational Facilities Lease Revenue,
Owasso Public Schools Project, 5.00%, 9/01/21	2,010,000	2,158,820
Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,643,745
Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,303,731
		8,137,460
Oregon 2.0%
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/22	5,000,000	5,549,600
senior lien, Refunding, Series C, 5.00%, 11/15/19	7,860,000	8,090,613
Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27	2,785,000	3,215,143
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/25.	2,000,000	2,320,220
		19,175,576
Pennsylvania 3.0%
[b] Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%,
9/01/22	10,000,000	9,619,300
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,335,400
Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37	7,895,000	8,879,901
		28,834,601
South Carolina 1.1%
[b] Patriots Energy Group Financing Agency Gas Supply Revenue, Mandatory Put, Sub Series A, 4.00%,
10/01/48	10,000,000	10,470,700
Tennessee 2.6%
Memphis GO,
General Improvement, Refunding, 5.00%, 6/01/24	6,915,000	7,896,031
General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,435,757
General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	8,971,194
		25,302,982
Texas 9.8%
Clifton Higher Education Finance Corp. Revenue,
Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20.	2,400,000	2,436,600
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21.	2,000,000	2,091,180
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22.	3,200,000	3,379,104
Comal ISD,
GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,420,083
GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,445,997

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Cypress-Fairbanks ISD,
GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	$7,320,000	$7,959,768
[b] GO, Harris County, School Building, Series A-1, PSF Guarantee, Mandatory Put, 2.125%, 8/16/21	7,000,000	6,975,710
Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding,
Series A, 5.00%, 10/01/26	5,000,000	5,776,250
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/26	1,000,000	1,175,930
Lubbock GO, Refunding, 5.00%, 2/15/25.	5,150,000	5,922,706
Northside ISD,
GO, Refunding, PSF Guarantee, 2.00%, 8/15/19	3,925,000	3,931,712
GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,141,188
San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	15,819,077
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19.	5,845,000	5,950,444
Texas State GO,
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%,
8/01/24	4,750,000	5,427,017
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%,
8/01/25	2,000,000	2,323,560
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%,
8/01/26	2,000,000	2,352,620
Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	4,982,712
[b] Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding,
Series B, 4.00%, 10/01/21	3,000,000	3,143,880
University of Texas System Revenue, Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,313,760
		94,969,298
Utah 0.1%
South Valley Water Reclamation Facility Sewer Revenue, AGMC Insured, 5.00%, 2/15/23	1,225,000	1,360,069
Virginia 3.1%
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/29	15,375,000	16,306,417
Public Higher Education Financing Program, Refunding, Series B, 5.00%, 9/01/20	11,760,000	12,377,165
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,404,046
		30,087,628
Washington 6.3%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	5,000,000	5,608,400
King and Pierce Counties School District No. 408 Auburn GO,
5.00%, 12/01/27	1,700,000	2,025,499
5.00%, 12/01/28	3,300,000	3,907,233
Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%,
12/01/20	7,250,000	7,537,535
Snoqualmie Valley School District No. 410 GO,
King County, Improvement and Refunding, 4.00%, 12/01/18	2,740,000	2,740,000
King County, Improvement and Refunding, 5.00%, 12/01/20	4,880,000	5,171,336
King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,664,019
Spokane County School District No. 354 Mead GO,
4.00%, 12/01/32	1,150,000	1,226,475
5.00%, 12/01/33	1,500,000	1,743,420
Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	8,865,198
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, 5.00%, 7/01/23	3,255,000	3,576,106
Motor Vehicle Fuel Tax, Refunding, Series R-2015D, 5.00%, 7/01/28	3,985,000	4,520,903
Motor Vehicle Fuel Tax, Refunding, Series R-D, 5.00%, 7/01/23	4,085,000	4,487,985

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State GO, (continued)
Variable Purpose, Series D, 5.00%, 2/01/34	$6,545,000	$7,138,697
		61,212,806
Wisconsin 0.2%
Fond Du Lac GO,
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	700,000	699,902
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	990,830
		1,690,732
Wyoming 1.0%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
2.125%, 12/15/18	565,000	565,023
5.00%, 12/15/18	8,645,000	8,652,953
		9,217,976
Total Municipal Bonds (Cost $827,340,095)		824,570,652
Total Investments before Short Term Investments (Cost $829,167,657)		826,378,152

Short Term Investments 14.6%

Municipal Bonds 14.6%
Colorado 0.3%
[d] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA
JPMorgan Chase Bank, Daily VRDN and Put, 1.74%, 12/01/29	3,000,000	3,000,000
Florida 4.7%
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.74%,
9/01/28	46,000,000	46,000,000
Idaho 1.1%
Idaho State GO, TAN, 4.00%, 6/28/19.	10,000,000	10,122,800
New York 1.3%
[d] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put,
1.76%, 6/01/44	2,300,000	2,300,000
[d] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily
VRDN and Put, 1.70%, 6/15/38	5,000,000	5,000,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of
Montreal, Daily VRDN and Put, 1.73%, 6/15/49	5,200,000	5,200,000
		12,500,000
North Carolina 0.5%
[d] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.77%, 1/15/38	5,235,000	5,235,000
Oregon 0.5%
[d] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National
Association, Daily VRDN and Put, 1.69%, 8/01/34	4,800,000	4,800,000
Pennsylvania 2.1%
[d] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.74%, 12/01/28	7,470,000	7,470,000
[d] Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series A-2, Weekly VRDN and Put, 2.39%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,004,560
Refunding, Series B, Weekly VRDN and Put, 2.84%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,018,600

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
Pennsylvania (continued)
[d] University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Pitt Asset Notes,
Higher Education, Weekly VRDN and Put, 1.93%, 9/15/21	$5,000,000	$5,000,000
		20,493,160
Tennessee 4.1%
[d] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.71%,
6/01/42	40,070,000	40,070,000
Total Short Term Investments (Cost $142,210,675)		142,220,960
Total Investments (Cost $971,378,332) 99.6%		968,599,112
Other Assets, less Liabilities 0.4%		4,075,019
Net Assets 100.0%.		$972,674,131

See Abbreviations on page 136.

aSee Note 5 regarding investments in affiliated management investment companies.
bThe maturity date shown represents the mandatory put date.
cThe coupon rate shown represents the rate at period end.
dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|39

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Florida Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.0%
Florida 96.1%
[a] Atlantic Beach Health Care Facilities Revenue, Fleet Landing Project, Refunding, Series A, 5.00%,
11/15/38	$1,105,000	$1,168,747
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39.	5,000,000	5,341,200
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,033,200
Central Expressway Authority Revenue,
senior lien, Refunding, Series B, 4.00%, 7/01/39	5,000,000	5,059,500
senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	5,875,794
Citizens Property Insurance Corp. Revenue, Personal Lines Account/Commercial Lines Account, senior
secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,463,800
City of Winter Park Water and Sewer Revenue, Improvement, Pre-Refunded, 5.00%, 12/01/34	2,000,000	2,060,820
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39.	2,000,000	2,066,720
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,059,885
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,425,850
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	10,195,200
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,576,119
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,614,900
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune-Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	2,860,200
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	2,963,428
Rollins College Project, Pre-Refunded, 5.00%, 12/01/37.	10,000,000	10,564,800
The University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,155,560
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	5,612,660
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,367,280
Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	17,471,250
Public Education Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,591,250
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, Pre-Refunded, 5.25%,
10/01/40	5,000,000	5,426,800
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	3,976,427
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,363,700
Series A, ETM, 6.875%, 10/01/22	5,000,000	5,496,450
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,057,237
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,072,160
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,029,470
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,950,888
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,405,756
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,787,674
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,668,167
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,152,346
Greater Orlando Aviation Authority Airport Facilities Revenue, Series A, 5.00%, 10/01/39	5,000,000	5,238,650
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,464,710
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,666,425

Quarterly Statement of Investments | See Notes to Statements of Investments. | 40

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Customer Facility Charge, Series A, 5.00%, 10/01/44	$5,000,000	$5,399,250
Tampa International Airport, Series E, 5.00%, 10/01/43	5,000,000	5,533,900
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,173,920
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,148,823
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,236,626
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,213,230
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,612,783
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,512,835
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A,
AGMC Insured, 5.00%, 2/01/40	5,000,000	5,515,850
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,073,800
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.125%,
7/01/46	2,250,000	2,406,848
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,085,160
Miami Special Obligation Revenue,
Parking, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,225,500
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	15,043,350
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Series A, Pre-Refunded, 5.50%, 10/01/36	5,000,000	5,147,750
Miami International Airport, Refunding, Series A-1, 5.375%, 10/01/35	1,580,000	1,660,138
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37.	10,000,000	10,969,800
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40.	5,000,000	5,460,650
Miami International Airport, Series A-1, Pre-Refunded, 5.375%, 10/01/35.	5,920,000	6,284,909
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	19,499,965
Miami-Dade County Health Facilities Authority Hospital Revenue,
Miami Children’s Hospital Project, Series A, 6.125%, 8/01/42	1,055,000	1,115,378
Miami Children’s Hospital Project, Series A, Pre-Refunded, 6.125%, 8/01/42	2,945,000	3,136,101
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,264,510
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,453,485
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,028,750
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,683,424
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,309,800
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/42	15,000,000	16,083,300
5.00%, 7/01/43	10,000,000	11,246,200
4.00%, 7/01/47	5,000,000	5,028,300
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	10,000,000	10,549,500
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,771,200
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,297,900
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,587,900
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	5,995,495
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,000,000	5,272,750
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	10,241,500

|41

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	$8,330,000	$9,175,578
Series A, Pre-Refunded, 5.00%, 7/01/40	3,145,000	3,292,029
Series A, Pre-Refunded, 5.00%, 7/01/40	1,855,000	1,940,237
Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,187,000
Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	2,883,796
Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B,
5.00%, 5/15/47	5,000,000	5,115,300
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,119,300
Palm Beach GO, Underground Utility Project, 4.00%, 7/01/43	5,000,000	5,156,700
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,046,620
Sarasota County Health Facilities Authority Revenue,
Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/33	600,000	649,260
Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/38	1,025,000	1,097,457
Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/48	1,850,000	1,968,844
Retirement Facility, Improvement, Village On The Isle Project, Refunding, 5.00%, 1/01/32	1,100,000	1,154,318
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/37.	1,350,000	1,393,389
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/42.	1,600,000	1,637,280
Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/47.	2,450,000	2,498,829
Sarasota County Public Hospital District Revenue, Hospital, Sarasota Memorial Hospital Project, 4.00%,
7/01/48	10,000,000	9,892,600
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,183,900
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida, Refunding, 4.00%, 8/15/42	5,000,000	4,957,650
Baptist Health South Florida, Refunding, 5.00%, 8/15/42	6,500,000	7,196,735
St. Petersburg Public Utility Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	3,180,000	3,262,362
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,090,152
Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,626,052
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%, 10/01/38	10,000,000	11,067,700
Tampa Hospital Revenue, H. Lee Moffitt Cancer Center Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,392,950
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	745,000	770,896
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,083,727
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	5,000,000	5,493,700
University of North Florida FICO Revenue, Capital Improvement, Housing Project, Refunding, AGMC
Insured, 5.00%, 11/01/35.	5,000,000	5,533,200
Volusia County Educational Facility Authority Revenue,
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/42	1,500,000	1,638,045
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/47	3,500,000	3,802,365
		545,863,574
U.S. Territories 2.9%
Puerto Rico 2.9%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	6,325,000
Series XX, 5.25%, 7/01/40	10,000,000	6,325,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	3,900,000	3,807,375
		16,457,375
Total Municipal Bonds before Short Term Investments (Cost $549,066,801)		562,320,949

|42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments (Cost $400,000) 0.1%

Municipal Bonds 0.1%
Florida 0.1%
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.74%,
9/01/28	$400,000	$400,000
Total Investments (Cost $549,466,801) 99.1%		562,720,949
Other Assets, less Liabilities 0.9%		5,383,934
Net Assets 100.0%.		$568,104,883

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|43

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Georgia Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.5%
Georgia 97.8%
Athens Housing Authority Revenue,
UGAREF East Campus Housing Phase II LLC Project, Refunding, 5.00%, 6/15/36	$2,390,000	$2,671,088
UGAREF Fraternity Row LLC Project, Refunding, 4.00%, 6/15/40	5,000,000	5,072,250
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33.	10,000,000	10,029,300
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,014,200
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,128,920
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,478,140
Series A, 5.00%, 1/01/40	9,000,000	9,258,930
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,439,462
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,596,060
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	3,941,210
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40.	7,750,000	8,675,350
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44.	3,000,000	3,346,920
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,735,383
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,241,200
Atlanta Tax Allocation, Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,005,028
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,041,300
Refunding, Series B, 5.00%, 11/01/47	5,000,000	5,622,550
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,933,400
Series A, Pre-Refunded, 6.00%, 11/01/28.	5,055,000	5,243,905
Bainbridge PFAR, Decatur County Projects, AGMC Insured, 4.00%, 3/01/43	4,000,000	4,002,880
[a] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	25
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	20
Bartow-Cartersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,393,455
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,364,600
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,120,011
Buford GO, Refunding, Series C, 4.00%, 1/01/43	5,000,000	5,086,300
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,174,396
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D,
4.125%, 11/01/45	7,000,000	6,676,670
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,181,780
Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,229,750
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,513,534
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,437,350
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,170,460

Quarterly Statement of Investments | See Notes to Statements of Investments. | 44

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	$2,000,000	$2,093,320
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,050,710
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28.	1,285,000	1,392,118
Cobb County Development Authority Revenue, Georgia Tech Cobb Research Campus, Series A, 4.00%,
6/01/42	1,600,000	1,623,040
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,179,380
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,686,825
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,683,275
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,150,088
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,192,500
Dalton GO, 5.00%, 2/01/48	3,000,000	3,379,920
Dalton-Whitfield County Joint Development Authority Revenue, Hamilton Health Care System Obligated
Group, 4.00%, 8/15/41	3,000,000	3,030,660
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,758,745
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	10,655,000	12,138,922
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,240,859
DeKalb Newton and Gwinnett County Joint Development Authority Revenue,
GGC Student Center LLC Project, Pre-Refunded, 5.50%, 7/01/34	3,000,000	3,061,950
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,366,350
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,135,200
Fairburn GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/31	2,000,000	2,212,440
Floyd County Hospital Authority Revenue, Anticipation Certificates, Floyd Medical Center Project,
Refunding, Series A, 4.00%, 7/01/43.	7,735,000	7,675,440
Forsyth County School District GO, 5.00%, 2/01/38	2,650,000	3,055,530
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	1,000,000	1,068,230
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,246,862
Georgia Tech Facilities, 4.00%, 3/01/43	2,000,000	2,023,040
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,053,080
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,637,795
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44	10,000,000	10,756,000
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,090,400
Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,116,650
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square
Foundation Inc. Project, Refunding, 5.00%, 7/01/42	5,500,000	5,714,060
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%,
2/15/40	1,245,000	1,293,256
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/42	7,000,000	7,598,010
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded,
5.375%, 2/15/40.	3,755,000	3,902,684

|45

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	$3,000,000	$3,167,250
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,398,979
Georgia State GO,
Series A, 4.00%, 7/01/36	5,000,000	5,293,650
Series A-2, 4.00%, 2/01/36	5,000,000	5,255,700
Georgia State HFAR,
SFM, Series A, 3.80%, 12/01/37	5,000,000	5,020,250
SFM, Series A, 3.95%, 12/01/43	3,000,000	3,008,580
SFM, Series B, 4.05%, 12/01/38	2,000,000	2,028,640
Georgia State Municipal Electric Authority Revenue, Power, Series GG, 5.00%, 1/01/39	7,000,000	7,549,850
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25	2,500,000	2,730,375
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26	2,500,000	2,730,375
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health
System Project, 5.00%, 8/01/47	5,000,000	5,310,400
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,277,110
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,284,140
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,062,800
Henry County School District GO, 4.00%, 8/01/33	5,000,000	5,301,000
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,240,000	2,397,293
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,513,140
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,226,620
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,063,265
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, Pre-Refunded, 5.00%, 8/01/35	5,000,000	5,101,150
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,897,950
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	5,000,000	5,237,500
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Series B, 5.00%,
7/01/45	5,000,000	5,551,350
Moultrie-Colquitt County Development Authority Revenue, Philadelphia College of Osteopathic Medicine
Project, 5.00%, 12/01/43	4,815,000	5,361,021
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42.	3,500,000	3,693,305
Pierce County School District GO, 4.00%, 1/01/43	3,725,000	3,792,646
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,262,262
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,486,300
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,224,300
Richmond County Hospital Authority Revenue,
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	10,055,000	10,188,128
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/36	3,250,000	3,280,550
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,357,780
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.25%,
11/01/35	1,000,000	1,060,040
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.375%,
11/01/40	5,000,000	5,311,850
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,170,820

|46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center
Project, Series B, 5.00%, 10/01/41	$3,000,000	$3,173,940
Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,601,400
		448,804,875
U.S. Territories 0.7%
Puerto Rico 0.7%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,162,500
Total Municipal Bonds (Cost $447,895,782) 98.5%.		451,967,375
Other Assets, less Liabilities 1.5%		6,939,335
Net Assets 100.0%.		$458,906,710

See Abbreviations on page 136.

[a]Defaulted security or security for which income has been deemed uncollectible.

|47

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $—) 0.0%
Consumer Discretionary 0.0%
[a,b,c] 1155 Island Avenue LLC, LP	9,185,585	$—

	Principal
	Amount

Municipal Bonds 99.6%
Alabama 2.8%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	$6,000,000	6,436,800
Cullman County Health Care Authority Revenue,
Regional Medical Center, Series A, 7.00%, 2/01/36	5,000	5,023
Regional Medical Center, Series A, Pre-Refunded, 7.00%, 2/01/36	7,495,000	7,554,810
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,521,720
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	7,625,903
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	9,913,239
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	11,867,960
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	13,554,985
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	14,459,214
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	10,425,682
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	5,134,050
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	3,898,219
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39	75,000,000	64,959,750
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.25%, 3/01/33	5,500,000	5,592,235
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34.	3,000,000	3,142,470
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,505,060
		172,597,120
Arizona 2.0%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1,
5.25%, 3/01/39	10,000,000	10,559,600
La Paz County IDA Education Facility Lease Revenue,
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/38	1,000,000	1,055,760
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/48	1,000,000	1,041,840
[d] Maricopa County IDA Education Revenue,
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/38	5,000,000	5,263,400
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/52	10,000,000	10,374,900
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	20,335,400
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%,
1/01/38	15,000,000	15,743,550
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,105,003
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,845,520
5.50%, 12/01/29	11,105,000	13,221,946
Tempe IDAR,
Mirabella at ASU Project, Series A, 6.00%, 10/01/37	1,200,000	1,281,156
Mirabella at ASU Project, Series A, 6.125%, 10/01/47	1,400,000	1,500,842
Mirabella at ASU Project, Series A, 6.125%, 10/01/52	1,400,000	1,495,704

Quarterly Statement of Investments | See Notes to Statements of Investments. | 48

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	$250,000	$255,728
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,024,330
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,539,420
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc.
Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,236,130
		121,880,229
California 22.2%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B,
AGMC Insured, zero cpn., 8/01/41	30,750,000	11,645,332
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,635,000	3,649,794
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,734,188
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,214,600
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,363,520
California State GO,
Various Purpose, 6.00%, 4/01/38	18,565,000	18,810,058
Various Purpose, 5.25%, 11/01/40.	47,000,000	49,735,400
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	10,160,000	10,307,726
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	72,807,700
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	62,469,000
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,692,200
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	18,972,090
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,200,112
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,301,300
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32.	24,500,000	25,202,905
CalPlant I Project, Green Bonds, 8.00%, 7/01/39.	10,000,000	10,569,800
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,285,360
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J,
Pre-Refunded, 6.00%, 11/01/29.	7,365,000	7,653,929
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J,
Pre-Refunded, 6.00%, 11/01/34.	17,560,000	18,248,879
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,263,645
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,221,969
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,161,550
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,667,979
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	13,617,110
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,113,100
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,202,920
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,957,182
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,984,000
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,951,589
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,943,130

|49

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton Community College District GO, (continued)
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	$3,065,000	$1,054,850
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,921,440
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40%
thereafter, 1/15/30	10,000,000	9,234,000
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50%
thereafter, 1/15/31	7,295,000	6,834,613
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,108,004
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	32,989,309
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	7,883,000
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	20,000,000	19,200,200
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	54,810,313
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,404,975
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	37,582,465
Series B, 7.00%, 11/01/34	20,000,000	27,915,000
Series C, 6.50%, 11/01/39	20,000,000	27,432,400
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,120,350
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,097,625
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	828,413
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	786,875
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	2,125,350
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,250,120
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,935,460
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,724,250
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,291,800
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,598,720
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,165,900
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,358,550
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008,
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	29,188,292
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008,
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	20,974,157
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008,
Series G, zero cpn., 7/01/34	5,000,000	2,455,500
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008,
Series G, zero cpn., 7/01/35	10,000,000	4,620,400
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/29	10,000,000	10,091,200
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	34,307,614
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	34,353,799
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	47,279,805
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	39,479,036

|50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	$131,900,000	$111,336,790
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	112,821,228
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,332,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	26,595,250
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	10,000,000	10,999,700
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,320,800
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000	43,861,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,192,200
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,775,375
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation,
Series A, zero cpn., 6/01/36	15,000,000	5,424,750
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation,
Series C, zero cpn., 6/01/56	60,000,000	4,095,000
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	7,960,977
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	9,855,000	11,441,261
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate
Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	7,695,500
		1,368,204,183
Colorado 3.7%
[d] Banning Lewis Ranch Regional Metropolitan District GO, In the City of Colorado Springs, El Paso
County, Limited Tax, Series A, 5.375%, 12/01/48	2,245,000	2,252,229
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38	600,000	607,056
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47	2,400,000	2,404,488
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	530,859
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,225,710
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45 .	14,000,000	14,646,800
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%,
5/15/47	4,250,000	4,499,390
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,077,160
Copperleaf Metropolitan District No. 6 GO, Arapahoe County, Limited Tax, Series A, 5.25%, 12/01/48 .	3,850,000	3,767,456
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,016,730
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,637,934
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	4,896,350
Refunding, Series A, 4.00%, 12/01/36	5,000,000	4,876,550
E-470 Public Highway Authority Revenue,
Current Interest, Senior, Series C, 5.375%, 9/01/26	5,000,000	5,246,800
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,485,000
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,703,800

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
E-470 Public Highway Authority Revenue, (continued)
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	$17,300,000	$9,311,206
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,078,600
Leyden Rock Metropolitan District No. 10 GO,
Refunding and Improvement, Series A, 4.375%, 12/01/33	750,000	710,820
Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,237,200
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,059,730
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,806,008
6.25%, 11/15/28	12,500,000	15,402,375
6.50%, 11/15/38	80,100,000	107,858,655
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25.	1,115,000	1,159,109
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46	1,500,000	1,510,635
Southglenn Metropolitan District Special Revenue,
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	3,470,000	3,565,737
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	813,272
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,082,862
Southlands Metropolitan District No. 1 GO,
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/37	500,000	523,970
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/47	1,000,000	1,038,140
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/37	200,000	209,588
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/47	325,000	337,396
[e] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,400,000
		227,979,615
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,501,294
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,619,264
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,721,210
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	13,446,680
		25,288,448
District of Columbia 3.0%
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36.	1,500,000	1,606,215
American Society of Hematology Issue, 5.00%, 7/01/42.	9,515,000	10,158,690
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,018,045
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,197,925
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,965,000	5,378,932
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	6,052,145
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,434,200
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,471,022
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	948,101
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	16,380,000	17,523,979
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	26,894,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	60,145,000	74,112,474

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia (continued)
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel
Project, senior lien, Series A, 5.00%, 10/01/40.	$10,000,000	$10,404,700
		186,200,428
Florida 6.2%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series
B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	6,607,900
Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	885,000	885,885
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,537,858
Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc.
Project ACCD Investments, Refunding, 5.00%, 7/01/46.	3,250,000	3,202,030
Capital Trust Agency Revenue, Provision Cares Proton Therapy Center Orlando Project, senior,
7.50%, 6/01/48	10,000,000	10,148,100
Capital Trust Agency Student Housing Revenue, University Bridge LLC Student Housing Project,
Series A, 5.25%, 12/01/43	30,755,000	31,016,725
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20.	490,000	491,009
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,859,700
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,684,720
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,823,350
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	8,113,526
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	5,823,750
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%,
10/01/40	3,000,000	3,218,220
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,210,000	37,918,840
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33.	2,200,000	2,204,004
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	665,000	665,379
[f] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	23,171,334
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	385,000	385,947
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,232,251
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,253,533
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,047,228
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	7,818,150
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,024,880
5.25%, 11/01/49	2,500,000	2,535,400
Miami-Dade County Aviation Revenue, Miami International Airport, Series A, Pre-Refunded, 5.50%,
10/01/41	20,850,000	22,181,690
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	12,832,484
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	46,085,160
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A,
5.00%, 5/01/31	7,985,000	8,716,266

|53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	$3,780,000	$4,027,590
sub. bond, 6.25%, 10/01/43	6,865,000	7,342,598
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,789,775
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	768,488
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,048,300
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,162,120
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,800,000	1,898,190
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,594,222
Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-
Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	8,865,239
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	625,000	622,550
Refunding, 5.375%, 5/01/31	1,285,000	1,285,925
River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	524,766
Series A, 7.625%, 5/01/30	1,590,000	1,223,314
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,330,000	6,205,805
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,655,000	3,656,060
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	6,835,000	7,434,293
7.00%, 5/01/41	6,060,000	6,729,448
Refunding, 5.00%, 5/01/22	775,000	798,692
Refunding, 5.25%, 5/01/31	1,880,000	1,974,075
Refunding, 5.50%, 5/01/42	1,880,000	1,976,895
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,800,000	1,998,648
5.00%, 5/01/32	5,310,000	5,678,514
5.125%, 5/01/43	8,400,000	9,044,616
6.00%, 5/01/44	7,600,000	8,551,368
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	295,000	296,171
		379,838,669
Georgia 2.0%
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,600,000	10,894,786
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	31,188,600
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,400,000	19,994,610
[f] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care
System Project, ETM, 6.375%, 10/01/28	8,000,000	9,633,360
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%,
7/01/60	17,000,000	17,947,750
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25	5,000,000	5,792,300
Gas Project, Series A, 5.50%, 9/15/27	4,000,000	4,718,360
Gas Project, Series A, 5.50%, 9/15/28	10,000,000	11,793,200
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,252,140

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	$4,865,000	$5,040,237
		124,255,358
Hawaii 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co.
Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,673,100
Idaho 0.2%
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,344,786
Illinois 5.2%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	9,016,920
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%,
11/01/40	3,570,000	3,800,658
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,018
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM
Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,331,500
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,887,833
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	20,960,567
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,602,580
5.00%, 12/01/44	10,000,000	10,879,100
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	36,870,185
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25 .	2,750,000	2,962,603
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32 .	3,750,000	3,962,137
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	3,000,000	2,898,390
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	3,075,000	2,905,537
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	1,061,504
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	1,675,726
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	2,800,503
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,004,760
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,504,575
Mercy Health System Corp., Refunding, 5.00%, 12/01/40	11,980,000	12,855,259
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,262,260
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,530,150
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,128,369
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,155,975
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,036,801
Roosevelt University Project, Pre-Refunded, 6.50%, 4/01/39.	12,000,000	12,446,280
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,612,703
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,012,100
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,114,238
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	9,111,300
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,901,050
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,316,675

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	$15,350,000	$15,573,956
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,719,639
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC
Insured, zero cpn., 6/15/45	18,100,000	5,128,997
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,543,300
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	6,875,000	8,196,581
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	26,946,640
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54.	11,000,000	10,819,490
Prairie View and Timber Oaks Apartments, Sub Series B, 6.00%, 12/01/54	5,530,000	5,465,631
		319,007,490
Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32.	10,000,000	9,903,300
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41.	5,000,000	5,296,500
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,215,625
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,502,200
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,118,750
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL
Insured, 5.85%, 4/01/19	5,000,000	5,057,350
		52,093,725
Iowa 0.8%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University
Project, Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,745,140
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,859,679
		47,604,819
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	144,792
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,330,877
Wyandotte County/Kansas City Unified Government Revenue, Kansas Community ID Sales Tax,
Legends Apartments Garage and West Lawn Project, 4.50%, 6/01/40	2,000,000	1,954,180
		8,429,849
Kentucky 1.4%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.25%, 6/01/41	10,000,000	10,523,900
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	19,530,615
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter,
7/01/39	10,000,000	9,198,500
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter,
7/01/43	5,000,000	4,599,850

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government Revenue,
College Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	$430,000	$438,084
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 5.625%, 5/01/29	5,125,000	5,299,301
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 6.125%, 5/01/39	5,000,000	5,187,850
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,566,360
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39.	8,000,000	8,167,680
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,450,300
		83,962,440
Louisiana 1.4%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	13,988,601
Louisiana Local Government Environmental Facilities and CDA Revenue,
[d] Tangipahoa Parish Gomesa Project, Green Bonds, 5.375%, 11/01/38	2,575,000	2,575,000
[d] Terrebonne Parish Gomesa Project, 5.50%, 11/01/39	2,270,000	2,291,519
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,585,360
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,550,720
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	10,274,100
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,124,320
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	7,845,301
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,523,300
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,214,145
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	70,090
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	3,975,794
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,273,452
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,721,775
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,057,660
		88,071,137
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,530,118
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,738,600
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,799,520
		20,068,238
Maryland 0.5%
Baltimore Special Obligation Revenue,
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,266,350
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,541,175
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,920,000	7,123,309
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Series A,
Pre-Refunded, 5.75%, 6/01/35	13,070,000	13,804,665
Maryland State Health and Higher Educational Facilities Authority Revenue, Anne Arundel Health
System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,082,590

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Prince George’s County Special Obligation,
Westphalia Town Center Project, 5.125%, 7/01/39	$1,500,000	$1,500,495
Westphalia Town Center Project, 5.25%, 7/01/48.	2,125,000	2,093,529
		31,412,113
Massachusetts 1.4%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
7.00%, 3/01/21	715,000	756,463
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28	2,067,000	2,378,393
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33	2,000,000	2,366,360
North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43	4,125,000	4,934,985
Massachusetts State Development Finance Agency Revenue,
Linden Ponds Inc. Facility, 5.00%, 11/15/38	3,000,000	3,028,020
Linden Ponds Inc. Facility, 5.125%, 11/15/46.	5,000,000	5,048,350
[g] Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put,
Pre-Refunded, 5.75%, 5/01/19	3,700,000	3,759,866
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding,
5.25%, 7/01/29	6,940,000	7,317,328
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	10,922,452
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	43,272,250
		83,784,467
Michigan 4.4%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	18,646,248
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29.	5,000,000	5,765,450
second lien, Series B, NATL Insured, 5.00%, 7/01/36.	15,000	15,031
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39.	12,000,000	12,812,040
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,615,000	5,086,607
Grand Rapids EDC,
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/37	600,000	614,268
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/47	1,390,000	1,411,906
EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/52	1,185,000	1,199,398
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%,
7/01/24	3,000,000	3,037,290
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%,
7/01/44	5,505,000	5,489,971
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,414,559
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,112,091
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	81,230
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/39	5,600,000	5,960,248
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,591,600
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,622,300
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,018,900

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue, (continued)
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	$3,000,000	$3,296,280
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,441,200
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,077,560
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	9,862,470
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	10,841,800
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,864,700
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,150,446
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	28,782,680
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,246,247
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II-A, 5.375%,
10/15/41	10,000,000	10,772,000
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	7,005,000
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,480,100
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	4,906,250
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, Pre-Refunded, 6.00%, 8/01/39.	33,120,000	33,994,368
		273,600,238
Minnesota 0.2%
Apple Valley Senior Housing Revenue, PHS Apple Valley Senior Housing Inc. - Orchard Path Project,
Refunding, 5.00%, 9/01/58	6,000,000	6,116,460
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,850,512
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,000,510
		9,967,482
Mississippi 1.2%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	21,024,107
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care,
Series A, 5.00%, 9/01/41.	40,000,000	42,208,800
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A, 5.80%,
5/01/34	7,000,000	7,332,430
		70,565,337
Missouri 0.5%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A,
6.00%, 3/01/33	5,140,000	5,768,725
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,036,540
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,608,220
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29.	7,000,000	7,164,430
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,075,270
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded,
5.00%, 9/01/42	7,000,000	7,694,750

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%,
3/01/37	$4,150,000	$4,623,432
		32,971,367
Montana 0.1%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical
Center Obligated Group, Series B, 5.00%, 7/01/48	5,765,000	6,124,160
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,282,238
Nevada 0.9%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,297,694
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,011,656
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21.	1,195,000	1,259,339
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,455,000	2,496,539
Director of the State of Nevada Department of Business and Industry Charter School Lease
Revenue,
Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,002,330
Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,483,875
Director of the State of Nevada Department of Business and Industry Environmental Improvement
Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	12,419,349
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	9,494,820
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	710,000	708,580
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,075,000	1,045,706
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,130,000	1,072,133
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32 .	1,750,000	1,674,802
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35 .	2,500,000	2,334,375
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,554,860
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,765,776
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,103,212
Las Vegas Special ID No. 813 Special Assessment, Local Improvement, Summerlin Village 26,
4.00%, 6/01/33	635,000	598,875
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38.	7,500,000	7,500,000
Reno Sales Tax Revenue, Capital Appreciation, ReTRAC-Reno Transportation Rail Access Corridor
Project, Subordinate, Refunding, Series C, zero cpn., 7/01/58	20,000,000	2,155,600
		51,979,521
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series
A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,171,100

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 3.9%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%,
1/01/40	$5,000,000	$5,189,400
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,290,150
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,152,850
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,639,026
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,726,131
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	3,845,000	3,907,827
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,205,998
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,161,915
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,016,974
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,639,500
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	9,674,607
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	17,728,068
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	35,749,631
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,297,475
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	16,500,000	17,092,845
Senior, Refunding, Series A, 5.25%, 6/01/46	11,000,000	11,675,180
Subordinate, Refunding, Series B, 5.00%, 6/01/46.	25,000,000	25,069,250
		237,216,827
New Mexico 2.3%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	60,790,960
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	19,322,092
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	56,095,382
Lower Petroglyphs Public ID Special Levy Revenue,
Albuquerque, Refunding, 5.00%, 10/01/33	500,000	511,425
Albuquerque, Refunding, 5.00%, 10/01/38	450,000	451,881
Albuquerque, Refunding, 5.00%, 10/01/48	1,205,000	1,193,842
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,124,650
		143,490,232
New York 4.5%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	12,716,500
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	402,757
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	602,961
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,429,385
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	16,856,715
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,647,200
Transportation, Series E, 5.00%, 11/15/33	10,000,000	10,841,200

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	$5,000	$5,017
Series F, 7.50%, 2/01/21.	5,000	5,023
Series G, 7.50%, 2/01/22	5,000	5,023
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,713,075
New York City IDA,
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.65%, 10/01/28	14,130,000	14,263,246
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.75%, 10/01/36	18,205,000	18,376,673
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%,
6/01/20	2,145,000	2,140,367
New York Liberty Development Corp. Revenue,
3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	10,457,200
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	65,000,000	78,351,650
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Refunding,
6.375%, 7/15/49	18,500,000	19,205,220
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical
Center, Pre-Refunded, 6.25%, 12/01/37	10,000,000	10,000,000
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B
Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	44,284,996
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate,
Series A, zero cpn., 8/15/45.	61,000,000	9,042,030
		275,346,238
North Carolina 0.7%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,346,826
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,144,080
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37.	3,100,000	3,283,024
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,145,250
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,902,660
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,031,510
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,363,300
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,775,678
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,179,359
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41	2,120,000	2,166,237
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46	3,160,000	3,218,650
		44,556,574
North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,730,560
University of Mary Project, 5.20%, 4/15/46	5,430,000	5,147,531
		7,878,091

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio 2.2%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	$12,500,000	$13,238,750
Butler County Hospital Facilities Revenue, UC Health, Pre-Refunded, 5.50%, 11/01/40	10,000,000	10,636,400
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,767,419
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,553,375
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue,
Playhouse Square Foundation Project, Refunding, 5.25%, 12/01/38	700,000	752,962
Playhouse Square Foundation Project, Refunding, 5.50%, 12/01/43	700,000	759,941
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement,
5.00%, 6/15/43	10,000,000	10,323,100
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41.	4,970,000	5,414,815
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,730,075
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45.	6,000,000	6,369,960
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,688,183
School Improvement, Refunding, 6.875%, 12/01/34	470,000	488,490
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,035,000
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%,
1/15/46	6,000,000	6,387,540
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	34,052,900
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,035,480
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,002,240
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,343,056
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%,
12/01/42	14,000,000	14,655,060
		136,234,746
Oklahoma 0.3%
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross
Village Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	9,251,800
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,349,438
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,625,112
		16,226,350
Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,132,120
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,755,750
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,110,350
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	815,000	872,686
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,090,430
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,072,120
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,342,234
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,152,920

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%,
11/15/51	$3,045,000	$3,131,356
		25,659,966
Pennsylvania 1.9%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,370,617
Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,267,760
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,572,405
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,792,844
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,201,377
Chester County IDA Special Obligation Revenue,
Woodlands at Greystone Project, 5.00%, 3/01/38	525,000	523,031
Woodlands at Greystone Project, 5.125%, 3/01/48	1,000,000	997,660
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,757,200
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	495,000	496,134
Franklin County IDAR,
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/38	1,000,000	1,014,140
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/43	1,200,000	1,207,500
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/48	2,300,000	2,305,382
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/53	1,900,000	1,893,749
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,032,530
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,036,980
[g] Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, Mandatory Put, Series B, 5.00%, 9/01/20	25,000,000	25,031,000
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B,
Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	15,124,400
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B,
Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	18,592,110
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,049,450
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,384,000
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding,
Series A, 5.00%, 7/01/49.	3,000,000	3,001,950
		119,652,219
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,565,718
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,387,042
		16,952,760
South Carolina 1.1%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	2,000,000	2,020,220
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,759,345
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project,
Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,582,500
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	55,338,807
		69,700,872

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	$3,000,000	$2,991,570
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	10,880,245
		13,871,815
Tennessee 1.5%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	14,224,754
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	13,592,804
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	12,924,976
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	12,288,909
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,376,050
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,259,950
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,680,880
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	20,000,000	21,517,600
Nashville Metropolitan Development and Housing Agency Tax Increment Revenue, Fifth + Broadway
Development Project, 5.125%, 6/01/36	900,000	925,542
		89,791,465
Texas 8.9%
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	10,415,800
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35.	3,000,000	1,547,670
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37.	2,500,000	1,158,700
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38.	2,405,000	1,056,348
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39.	2,545,000	1,064,370
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,445,786
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,681,125
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,539,108
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	26,349,024
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%,
12/01/45	3,855,000	4,013,093
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,468,600
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	51,924,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,217,813
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series
A, 7.25%, 8/15/38.	15,000,000	18,028,500
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	1,999,663
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,254,989
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,604,361
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek
Ranch Roadway Improvement Project, 5.00%, 9/01/27.	1,605,000	1,628,000

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Fort Worth Special Assessment Revenue, (continued)
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek
Ranch Roadway Improvement Project, 5.00%, 9/01/32.	$1,550,000	$1,543,784
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek
Ranch Roadway Improvement Project, 5.00%, 9/01/37.	2,000,000	1,933,720
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,323,100
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,056,454
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	10,000,000	10,125,500
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43.	3,000,000	3,545,400
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48.	5,250,000	6,204,450
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	13,500,000
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding,
4.75%, 7/01/24	10,000,000	10,649,300
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,043,700
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	10,423,800
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,208,793
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,002,650
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,752,250
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside
Ministries Project, 6.50%, 1/01/43	4,350,000	4,720,968
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/47.	8,435,000	8,359,254
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,055,108
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,191,594
Presbyterian Village North Project, Refunding, 5.00%, 10/01/39	2,750,000	2,670,140
Presbyterian Village North Project, Refunding, 5.25%, 10/01/49	10,000,000	9,878,800
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,337,248
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26 .	160,000	158,746
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51 .	5,110,000	5,057,827
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,601,686
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,428,950
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,244,590
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47 .	30,000,000	27,042,000
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,357,050
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,184,307
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	29,836,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,244,725
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	25,000,000	30,111,000
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23,
7.00% thereafter, 9/01/43	10,000,000	11,002,600
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,476,200

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	$10,000,000	$10,032,000
Red River Education FICO Higher Education Revenue, Houston Baptist University Project, Refunding,
5.50%, 10/01/46.	4,250,000	4,512,947
Red River Health Facilities Development Corp. First Mortgage Revenue,
[f] Eden Home Project, 7.25%, 12/15/42	11,000,000	6,847,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,546,920
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,028,580
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	15,930,526
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,602,250
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,725,485
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	26,813,750
5.00%, 12/15/31	24,500,000	26,231,905
5.00%, 12/15/32	10,000,000	10,692,100
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
5.00%, 8/15/41	5,000,000	5,213,650
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,284,345
		548,131,852
Virginia 1.2%
Henrico County EDA Residential Care Facilities Revenue,
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	790,742
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,254,428
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	17,575,000	19,042,864
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 5.00%, 9/01/45	2,300,000	2,363,779
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,011,582
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	37,897,673
Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living,
Series C, 5.00%, 6/01/52	6,000,000	6,120,120
		75,481,188
Washington 2.1%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,114,980
Washington State District Project, 5.50%, 6/01/39	16,250,000	16,490,337
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,182,540
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	5,475,000	6,510,487
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,584,676
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	8,743,100
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,674,000
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,253,687
Washington State Economic Development Finance Authority Environmental Facilities Revenue,
[f] Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	2,660,000
[f] Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	8,998,500
Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	5,000,000	5,574,200

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
[g] Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine
Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	$25,000,000	$25,057,250
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Pre-Refunded, 5.625%, 10/01/40	5,235,000	5,390,637
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian
Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,125,440
		131,359,834
West Virginia 0.2%
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	6,935,485
West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University
Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,343,000
		12,278,485
Wisconsin 1.3%
PFA Education Revenue,
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	2,805,000	2,869,683
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,420,603
PFA Limited Obligation Grant Revenue, American Dream at Meadowlands Project, Series A, 6.75%,
8/01/31	5,000,000	5,393,300
PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42 .	10,000,000	11,178,100
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37.	625,000	654,150
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52.	1,800,000	1,860,426
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,239,100
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,521,015
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,052,280
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,137,700
Wisconsin Health and Educational Facilities Authority Senior Living Revenue,
Covenant Communities Inc. Project, Third Tier, Series C, 7.00%, 7/01/43	1,000,000	957,100
Covenant Communities Inc. Project, Third Tier, Series C, 7.50%, 7/01/53	1,750,000	1,701,560
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,138,930
Wisconsin State General Fund Annual Appropriation Revenue, Series A, Pre-Refunded, 6.00%,
5/01/33	13,590,000	13,823,612
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,177,593
		77,125,152
Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	5,618,415
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,870,975
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	631,200
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,674,144
		13,794,734

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 4.2%
Guam 1.2%
Government of Guam GO,
Series A, 6.00%, 11/15/19	$1,790,000	$1,831,045
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,454,000
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	15,710,250
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40.	10,380,000	11,307,349
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	3,990,602
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,748,148
Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded,
5.625%, 7/01/40.	4,000,000	4,224,280
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,242,640
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,381,750
Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,625,700
		72,515,764
Northern Mariana Islands 0.2%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	11,850,000	11,790,750
Puerto Rico 2.8%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,522,230
Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,504,700
[f] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	17,071,175
Series A, 7.25%, 7/01/30	25,000,000	16,250,000
Series A, 6.75%, 7/01/36	29,750,000	19,337,500
Series A, 7.00%, 7/01/43	5,000,000	3,250,000
Series A-4, zero cpn., 7/01/19	5,500,000	3,643,750
Series B, zero cpn., 7/01/19	5,500,000	3,643,750
Series E-1, zero cpn., 1/01/21	6,000,000	3,975,000
Series E-2, zero cpn., 7/01/21	6,000,000	3,975,000
Series E-3, zero cpn., 1/01/22	1,989,500	1,318,044
Series E-4, zero cpn., 7/01/22	1,989,499	1,318,043
Series WW, 5.50%, 7/01/38	16,355,000	10,344,537
Series XX, 5.75%, 7/01/36	23,620,000	14,939,650
Series XX, 5.25%, 7/01/40	71,780,000	45,400,850
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27.	3,000,000	3,091,980
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	16,835,000	16,435,169
		176,021,378
Total U.S. Territories		260,327,892
Total Municipal Bonds (Cost $5,646,782,348)		6,135,434,949

Total Investments before Short Term Investments (Cost $5,646,782,348)		6,135,434,949

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 0.0%†

Municipal Bonds 0.0%†
Georgia 0.0%†
[f] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	$1,260,629	$252,126
Tennessee 0.0%†
[h] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN
and Put, 1.71%, 6/01/42	1,000,000	1,000,000
Total Short Term Investments (Cost $2,260,629)		1,252,126
Total Investments (Cost $5,649,042,977) 99.6%		6,136,687,075
Other Assets, less Liabilities 0.4%		22,376,169
Net Assets 100.0%		$6,159,063,244

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dSecurity purchased on a when-issued basis.
eThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
fDefaulted security or security for which income has been deemed uncollectible.
gThe maturity date shown represents the mandatory put date.
hVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|70

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.3%
Kentucky 98.3%
Boyle County Revenue, Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	$2,000,000	$2,151,260
Eastern Kentucky University General Receipts Revenue, Series A, 4.00%, 10/01/37	1,540,000	1,564,671
Fayette County School District Finance Corp. Revenue,
School Building, Series A, 4.00%, 5/01/38	1,000,000	1,022,740
School Building, Series D, 5.00%, 8/01/34.	1,985,000	2,201,484
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,105,160
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	175,000	175,429
Jefferson County School District Finance Corp. School Building Revenue, Refunding, Series B, 4.00%,
12/01/26	3,500,000	3,842,475
Kentucky Bond Development Corp. Transient Room Tax Revenue, Lexington Center Corp. Project,
Refunding, Series A, 5.00%, 9/01/48	2,500,000	2,728,200
Kentucky Economic Development Finance Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,719,045
Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,223,200
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,164
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,011,990
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,339,462
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,897,120
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/28	2,000,000	2,181,420
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/31	4,190,000	4,570,075
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Refunding, Series
A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,248,610
Kentucky State Property and Buildings Commission Revenue,
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,872,855
Project No. 115, 5.00%, 4/01/38	2,500,000	2,713,525
Project No. 117, Series B, 5.00%, 5/01/27.	2,000,000	2,283,280
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,664,725
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/36	550,000	615,489
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/37	700,000	781,802
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,196,680
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,368,040
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,017,800
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,293,345
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,036,760
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32.	3,000,000	3,175,680
Louisville and Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,063,987
Louisville and Jefferson County Metropolitan Sewer District Revenue,
Sewer and Drainage System, Refunding, Series A, 4.00%, 5/15/38	5,000,000	5,159,600
Sewer and Drainage System, Series A, 4.00%, 5/15/48	2,750,000	2,770,432
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,715,000	2,845,863
College, Improvement and Refunding, Bellarmine University Inc. Project, 5.00%, 5/01/31	2,000,000	2,123,620
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,121,475

Quarterly Statement of Investments | See Notes to Statements of Investments. | 71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, Pre-Refunded,
6.375%, 8/01/40	$2,500,000	$2,672,350
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,041,920
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,090,060
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,049,820
Owensboro Electric Light and Power System Revenue, Refunding, 4.00%, 1/01/27	1,250,000	1,338,075
Owensboro Water Revenue, Refunding and Improvement, 4.00%, 9/15/45	5,000,000	5,020,450
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,229,701
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	5,500,000	5,561,215
Pikeville Hospital Revenue, Pikeville Medical Center, Improvement and Refunding, 6.50%, 3/01/41	2,875,000	3,072,052
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,535,280
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,341,840
Scott County School District Finance Corp. Revenue, School Building, 4.00%, 6/01/38	1,615,000	1,657,087
Shelby County School District Finance Corp. Revenue, School Building, 4.00%, 8/01/38.	3,465,000	3,522,796
University of Kentucky General Receipts Revenue,
Series A, 4.00%, 10/01/32	4,000,000	4,216,560
Series A, 4.00%, 4/01/44	2,250,000	2,264,782
University of Louisville Revenue,
General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,373,358
General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,719,600
Warren County Hospital Facility Revenue, Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,078,250
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32.	1,625,000	1,743,755
Total Municipal Bonds (Cost $140,990,469) 98.3%.		143,102,414
Other Assets, less Liabilities 1.7%		2,547,124
Net Assets 100.0%.		$145,649,538

See Abbreviations on page 136.

|72

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Louisiana 97.3%
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	$10,000,000	$10,850,900
Bossier City Public Improvement Sales Tax Revenue, Series ST, 5.00%, 12/01/36	1,405,000	1,554,239
Bossier City Utilities Revenue, Refunding, 5.00%, 10/01/37	5,280,000	5,902,195
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,197,046
Calcasieu Parish School District No. 23 GO, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,481,582
Calcasieu Parish School District No. 31 GO,
Public School Improvement, BAM Insured, 5.00%, 3/01/36	1,000,000	1,120,630
Public School Improvement, BAM Insured, 5.00%, 3/01/38	1,000,000	1,115,860
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	290,000	291,917
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	155,000	155,853
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,022,190
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,740,477
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,488,100
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,513,900
Series A, Pre-Refunded, 5.25%, 2/01/39	4,000,000	4,022,240
Greater New Orleans Expressway Commission Toll Revenue, sub. lien, AGMC Insured, 5.00%, 11/01/47	4,000,000	4,407,720
Jefferson Parish Hospital District No. 1 Hospital Revenue, Parish of Jefferson, West Jefferson Medical
Center, Series A, Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,345,606
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, AGMC Insured,
5.00%, 12/01/42	2,250,000	2,523,105
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,264,280
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,401,135
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,520,159
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,680,704
Lafayette Parish School Board Sales Tax Revenue, 5.00%, 4/01/48	6,000,000	6,636,720
Lafayette Public Improvement Sales Tax Revenue, Pre-Refunded, 5.00%, 3/01/36	1,865,000	1,988,687
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%,
10/01/30	4,000,000	4,233,920
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/29	750,000	773,693
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/34	1,750,000	1,808,835
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/38	1,335,000	1,379,883
Lafayette Utilities Revenue, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,276,500
Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe Regional Airport
Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39	2,000,000	2,081,340
Louisiana Local Government Environmental Facilities and CDA Revenue,
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	3,864,037
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40	2,925,000	3,256,256
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/34	2,550,000	2,790,006
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/43	3,000,000	3,234,090
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31	2,000,000	2,023,380
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,351,810
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,572,150
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	800,000	829,144

Quarterly Statement of Investments | See Notes to Statements of Investments. | 73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	$620,000	$640,838
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,930,050
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, AGMC Insured, 5.00%, 10/01/48	3,500,000	3,774,785
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, Refunding, AGMC Insured, 5.00%,
10/01/39	2,680,000	2,954,030
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,509,450
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	5,000,000	5,380,350
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	4,965,000	5,395,515
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	5,000,000	5,371,750
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 5.00%, 7/01/35 .	35,000	40,573
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	3,595,935
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,178,800
Louisiana Children’s Medical Center Project, Series A1, 5.00%, 6/01/45.	10,000,000	10,916,000
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	3,958,500
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30.	5,000,000	5,017,950
CHRISTUS Health, Series E, 5.00%, 7/01/48	5,000,000	5,375,650
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,094,550
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,201,050
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/34	30,000	35,045
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	5,552,950
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	20,000	23,363
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	10,677,500
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	1,730,000	1,839,595
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	2,874,000
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41.	3,000,000	3,278,610
Tulane University of Louisiana Project, Refunding, Series A, 4.00%, 12/15/50.	2,000,000	1,965,520
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	5,988,020
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,320,850
second lien, Refunding, Series C, 5.00%, 5/01/40	5,000,000	5,605,750
second lien, Refunding, Series C, 5.00%, 5/01/45	10,000,000	11,157,000
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,410,400
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,574,300
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,148,600
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,137,820
Series A, 5.00%, 6/15/32	9,850,000	10,938,228
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Greenhouse District Project,
5.00%, 7/01/52	2,310,000	2,449,316
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project,
Series A, 5.00%, 7/01/46	6,500,000	6,970,600
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	4,951,620
Louisiana State Unclaimed Property Special Revenue, I-49 North Project, 5.00%, 9/01/33	5,860,000	6,430,588

|74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	$4,000,000	$4,339,520
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,113,820
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,156,106
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,104,580
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	4,906,305
Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,233,750
Natchitoches Parish School District No. 9 GO, School, AGMC Insured, 5.00%, 3/01/38	1,440,000	1,616,602
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series A, 5.00%, 1/01/48	10,000,000	10,919,900
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	510,815
Port of New Orleans Board of Commissioners Port Facility Revenue, Series A, AGMC Insured, 5.00%,
4/01/48	2,750,000	3,018,785
Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,196,907
Shreveport GO, Pre-Refunded, 5.00%, 8/01/29	4,790,000	5,153,657
Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%,
3/01/27	1,500,000	1,693,350
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41.	4,000,000	4,335,560
St. Tammany Parish Hospital Service District No. 1 Hospital Revenue, St. Tammany Parish Hospital Project,
Refunding, Series A, 5.00%, 7/01/48.	5,000,000	5,409,800
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	2,798,930
Series B, 5.00%, 8/01/44	3,290,000	3,433,378
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,177,800
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
Pre-Refunded, 5.00%, 4/01/32	2,265,000	2,417,480
		357,902,785
U.S. Territories 1.1%
Puerto Rico 1.1%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	4,079,625
Total Municipal Bonds before Short Term Investments (Cost $356,823,927)		361,982,410

Short Term Investments (Cost $100,000) 0.0%†

Municipal Bonds 0.0%†
Louisiana 0.0%†
[b] East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 1.71%, 11/01/19	100,000	100,000
Total Investments (Cost $356,923,927) 98.4%		362,082,410
Other Assets, less Liabilities 1.6%		5,936,174
Net Assets 100.0%.		$368,018,584

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|75

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.6%
Maryland 94.3%
Annapolis GO, Public Improvements, Pre-Refunded, 5.00%, 8/01/31	$1,250,000	$1,346,575
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,462,509
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,333,787
[a] Anne Arundel County MFHR, Glenview Gardens Apartments Project, Mandatory Put, 5.00%, 1/01/27	1,930,000	2,008,705
Baltimore County GO,
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,257,106
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,245,245
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,370,244
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.125%, 7/01/34	1,835,000	1,869,186
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.625%, 7/01/39	2,965,000	3,028,688
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	5,000,000	5,538,300
Mayor and City Council of Baltimore, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,511,950
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/38.	8,930,000	9,844,343
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/41.	7,845,000	8,324,957
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%,
7/01/34	750,000	765,038
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%,
7/01/39	1,250,000	1,277,738
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	6,000,000	6,047,460
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,003,840
The Verona at Oakland Mills Project, 5.00%, 10/01/28	10,000,000	10,863,700
Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,409,800
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,143,516
Maryland Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	10,085,000	11,064,354
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Senior Obligations, Series A-1, 4.00%, 6/01/47	2,300,000	2,317,779
Senior Obligations, Series A-1, 5.00%, 6/01/48	1,310,000	1,448,572
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,819,795
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,099,500
Maryland State EDC Student Housing Revenue,
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,126,516
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,280,050
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	4,982,465
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,215,145
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,225,665
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35.	4,225,000	4,719,071
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43.	3,305,000	3,640,656
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,571,355
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,578,108
Maryland State GO, State and Local Facilities Loan of 2017, First Series A, 5.00%, 3/15/31	4,000,000	4,675,200
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	8,000,000	8,752,480
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	10,865,700
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,055,060
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,055,060
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45.	4,170,000	4,496,594

Quarterly Statement of Investments | See Notes to Statements of Investments. | 76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/34	$1,500,000	$1,608,330
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/44	7,470,000	8,060,877
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	10,345,000	11,689,126
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,256,800
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,442,800
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,323,000
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,505,300
LifeBridge Health Issue, Refunding, 5.00%, 7/01/44	2,000,000	2,176,440
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	4,000,000	4,316,480
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,473,222
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,675,109
Maryland Institute College of Art Issue, Refunding, 5.00%, 6/01/29	1,000,000	1,072,010
Maryland Institute College of Art Issue, Refunding, 4.00%, 6/01/42	5,325,000	5,182,450
Medstar Health Issue, Series A, 5.00%, 8/15/38	5,000,000	5,405,600
Medstar Health Issue, Series A, 5.00%, 5/15/45	5,000,000	5,404,200
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45.	8,535,000	9,038,821
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,651
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,012,100
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,203,224
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	6,790,191
Trinity Health Credit Group, 5.00%, 12/01/46	1,680,000	1,861,910
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,306,640
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	10,980,400
University of Maryland Medical System Issue, Series D, 4.00%, 7/01/48	5,000,000	4,954,800
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20.	8,000,000	8,153,360
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33.	7,000,000	7,318,640
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,729,049
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,372,274
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,624,696
Department of Liquor Control, Series A, 5.00%, 4/01/30.	1,935,000	2,057,079
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	1,923,153
Series A, 5.00%, 4/01/31	1,240,000	1,285,062
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,162,176
Prince George’s County GO, Consolidated Public Improvement, Series A, 4.00%, 7/15/35	11,405,000	12,038,548
Washington Suburban Sanitary District GO,
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 5.00%,
6/01/37	5,000,000	5,670,050
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 4.00%,
6/01/43	8,070,000	8,237,695
		391,610,075

|77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
District of Columbia 2.8%
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	$2,500,000	$2,547,750
Transit, Series B, 5.00%, 7/01/42	8,000,000	8,963,920
		11,511,670
U.S. Territories 1.5%
Puerto Rico 1.5%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,000,000	3,162,500
Series XX, 5.25%, 7/01/40	5,000,000	3,162,500
		6,325,000
Total Municipal Bonds (Cost $404,212,974) 98.6%.		409,446,745
Other Assets, less Liabilities 1.4%		5,757,930
Net Assets 100.0%.		$415,204,675

See Abbreviations on page 136.

aThe maturity date shown represents the mandatory put date.
bDefaulted security or security for which income has been deemed uncollectible.

|78

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 100.0%
Massachusetts 100.0%
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	$4,400,000	$4,752,792
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,392,060
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,689,992
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,182,516
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	4,940,760
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,824,950
Series A, 5.00%, 7/01/40	5,000,000	5,548,500
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/45	2,000,000	2,229,940
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,215,600
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,046,650
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,055,450
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,137,000
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	6,890,000	7,507,757
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	5,771,050
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32	2,975,000	3,243,256
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,404,250
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,397,700
Partners HealthCare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,632,700
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,596,650
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	7,520,775
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,356,350
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	13,852,923
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	9,669,661
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,843,094
Worcester Polytechnic Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,206,107
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,349,700
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,466,711
Series B, Pre-Refunded, 5.00%, 5/01/40	4,625,000	4,822,580
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth
Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,648,172
Massachusetts State Development Finance Agency Revenue,
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	6,295,150
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35.	1,200,000	1,376,664
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36.	1,000,000	1,141,940
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	3,695,000	3,787,338
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,108,240
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	6,000,000	6,276,000
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	5,716,200
Consolidated Loan of 2018, Series A, 5.00%, 1/01/47	5,000,000	5,595,200
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	8,600,000	10,791,280
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	575,000	575,414
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,115,470
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,245,477
Children’s Hospital Issue, Series M, 5.25%, 12/01/39.	7,000,000	7,226,450
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39.	9,350,000	9,535,223

Quarterly Statement of Investments | See Notes to Statements of Investments. | 79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
Partners HealthCare System Issue, Series J-1, Pre-Refunded, 5.00%, 7/01/39.	$4,345,000	$4,424,861
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,585,305
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,237,700
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	459,240
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,034,360
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,841,572
Housing, Series C, 5.125%, 12/01/39.	1,700,000	1,711,016
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,528,395
Housing, Series D, 5.05%, 6/01/40	3,120,000	3,139,718
Housing, Series F, 3.15%, 12/01/32	105,000	101,754
Housing, Series F, 3.45%, 12/01/37	45,000	43,296
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,810,000	1,818,851
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	10,556,149
Massachusetts State Port Authority Revenue, Refunding, Series A, 5.00%, 7/01/34.	2,260,000	2,569,123
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,698,550
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,640,800
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	12,812,841
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	20,894,315
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,825,084
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,277,100
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,558
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,671
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,758
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	6,875,000	7,684,600
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,289,454
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,552,246
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,735,901
General, Series B, 5.00%, 8/01/43.	4,000,000	4,540,600
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	7,897,425
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	5,941,155
Natick GO, Municipal Purpose Loan of 2018, 4.00%, 7/15/35	4,970,000	5,221,134
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,039,000
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37.	1,260,000	1,433,149
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,398,240
Senior Series 1, 5.25%, 11/01/42	5,000,000	5,784,700

|80

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Worcester GO,
Municipal Purpose Loan, 3.25%, 11/01/25	$3,370,000	$3,428,065
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,061,590
Total Municipal Bonds (Cost $410,551,035) 100.0%		420,005,968
Other Assets, less Liabilities 0.0%†.		161,305
Net Assets 100.0%		$420,167,273

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.

|81

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Michigan Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 96.9%
Michigan 96.9%
Ann Arbor Public Schools GO,
County of Washtenaw, Refunding, 5.00%, 5/01/28	$1,000,000	$1,139,930
County of Washtenaw, Refunding, 5.00%, 5/01/29	1,235,000	1,399,243
Battle Creek Water and Wastewater System Revenue, Calhoun County, Series A, 5.00%, 6/01/36.	1,300,000	1,428,050
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/27	680,000	787,569
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	537,544
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,132,550
Byron Center Public Schools GO,
Kent County, School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,127,500
Kent County, School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,155,930
Kent County, School Building and Site, Series I, 5.00%, 5/01/36	650,000	727,480
Kent County, School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,652,968
Kent County, School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,480,689
Kent County, School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,546,640
Kent County, School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,494,462
Kent County, School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,542,367
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,145,010
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,152,660
Central Michigan University Revenue,
Board of Trustees, General, Refunding, 5.00%, 10/01/30	1,910,000	2,159,198
Board of Trustees, General, Refunding, 5.00%, 10/01/31	1,055,000	1,189,597
Board of Trustees, General, Refunding, 5.00%, 10/01/34	1,600,000	1,792,192
Board of Trustees, General, Refunding, 5.00%, 10/01/39	2,000,000	2,237,960
Chippewa Valley Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	6,075,000	6,724,417
County of Macomb, Refunding, 5.00%, 5/01/29	6,425,000	7,103,351
County of Macomb, Refunding, 5.00%, 5/01/30	6,420,000	7,089,285
County of Macomb, Refunding, 5.00%, 5/01/31	3,000,000	3,308,820
County of Macomb, Refunding, 5.00%, 5/01/32	6,590,000	7,253,877
Commerce Charter Township GO, County of Oakland, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,624,530
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29	10,000,000	11,727,200
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series
A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,303,400
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,057
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,072
DeWitt Public Schools GO,
County of Clinton, School Building and Site, 5.00%, 5/01/30	500,000	571,300
County of Clinton, School Building and Site, 5.00%, 5/01/33	815,000	919,206
County of Clinton, School Building and Site, 5.00%, 5/01/34	1,000,000	1,121,250
County of Clinton, School Building and Site, 5.00%, 5/01/35	1,000,000	1,115,890
County of Clinton, School Building and Site, 5.00%, 5/01/36	1,000,000	1,111,460
Downriver Utility Wastewater Authority Sewer System Revenue,
AGMC Insured, 5.00%, 4/01/34	510,000	568,676
AGMC Insured, 5.00%, 4/01/36	1,600,000	1,768,464
AGMC Insured, 5.00%, 4/01/38	1,500,000	1,649,640
AGMC Insured, 5.00%, 4/01/43	3,000,000	3,269,040

Quarterly Statement of Investments | See Notes to Statements of Investments. | 82

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
East Lansing School District GO,
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/35	$1,500,000	$1,696,080
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,100,000	1,232,825
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/42	3,500,000	3,855,075
Farmington Public School District GO,
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,133,620
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,259,720
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,508,749
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,233,297
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,337,410
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,111,860
County of Oakland, School Building and Site, Refunding, BAM Insured, 4.50%, 5/01/38	7,225,000	7,729,955
Grand Rapids Building Authority Revenue, County of Kent, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,598,688
Grand Rapids Sanitary Sewer System Revenue,
County of Kent, 5.00%, 1/01/37	1,040,000	1,180,306
County of Kent, 5.00%, 1/01/43	1,000,000	1,124,700
County of Kent, 5.00%, 1/01/48	3,750,000	4,192,425
County of Kent, Improvement and Refunding, 5.00%, 1/01/28	1,560,000	1,762,394
County of Kent, Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,128,210
County of Kent, Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,344,410
County of Kent, Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,313,098
County of Kent, Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,255,523
County of Kent, Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,114,000
County of Kent, Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,668,735
County of Kent, Improvement and Refunding, 5.00%, 1/01/39	880,000	977,671
County of Kent, Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,218,960
County of Kent, Refunding, 5.00%, 1/01/36	1,250,000	1,393,488
County of Kent, Refunding, 5.00%, 1/01/38	1,000,000	1,110,260
Grand Rapids Water Supply System Revenue,
Assured Guaranty, Pre-Refunded, 5.10%, 1/01/39	3,000,000	3,007,620
County of Kent, Improvement and Refunding, 5.00%, 1/01/41	2,190,000	2,410,161
County of Kent, Improvement and Refunding, 5.00%, 1/01/43	1,500,000	1,689,540
County of Kent, Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,765,733
County of Kent, Improvement and Refunding, 5.00%, 1/01/48	2,000,000	2,242,580
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,134,500
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,663,825
Grand Valley State University Revenue,
[a] General, 5.00%, 12/01/38	900,000	1,004,697
[a] General, 5.00%, 12/01/43	1,800,000	1,992,564
General, Refunding, Series A, 5.00%, 12/01/32	4,295,000	4,804,816
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	829,755
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,103,900
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,265,978
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	1,165,000	1,280,370
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,437,269
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,337,431
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,175,543
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	6,759,310
Gull Lake CSD, GO, Counties of Kalamazoo Barry and Calhoun, School Building and Site, Series I, 5.00%,
5/01/48	5,000,000	5,500,100

|83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Holly Area School District GO,
County of Oakland, Refunding, 5.00%, 5/01/30	$1,045,000	$1,165,896
County of Oakland, Refunding, 5.00%, 5/01/32	1,040,000	1,152,580
Hudsonville Public Schools GO,
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/37.	1,550,000	1,728,746
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/39.	2,500,000	2,770,575
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/41.	2,500,000	2,756,000
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26.	10,000,000	10,437,200
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36.	5,530,000	5,780,177
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,625,288
Kelloggsville Public School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33.	1,045,000	1,165,102
School Building and Site, AGMC Insured, 5.00%, 5/01/35.	1,150,000	1,278,639
School Building and Site, AGMC Insured, 5.00%, 5/01/38.	3,815,000	4,223,014
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,489,644
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,450,045
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,331,694
School Building and Site, 5.00%, 5/01/36	1,205,000	1,326,946
School Building and Site, 5.00%, 5/01/38	1,210,000	1,326,136
School Building and Site, 5.00%, 5/01/41	1,120,000	1,222,771
School Building and Site, 5.00%, 5/01/44	1,800,000	1,959,768
L’Anse Creuse Public Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	5,230,000	5,905,873
County of Macomb, Refunding, 5.00%, 5/01/30	5,560,000	6,229,980
County of Macomb, Refunding, 5.00%, 5/01/32	5,890,000	6,563,345
County of Macomb, Refunding, 5.00%, 5/01/34	6,220,000	6,896,674
County of Macomb, Refunding, 5.00%, 5/01/35	2,840,000	3,140,273
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	10,777,900
Lansing Community College GO,
College Building and Site, Pre-Refunded, 5.00%, 5/01/32	2,310,000	2,530,790
College Building and Site, Refunding, 5.00%, 5/01/30	1,000,000	1,153,360
College Building and Site, Refunding, 5.00%, 5/01/32	2,000,000	2,290,180
College Building and Site, Refunding, 5.00%, 5/01/32	690,000	749,333
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/36	1,395,000	1,548,687
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,490,000	1,650,011
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,339,752
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,414,984
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Series B, Pre-Refunded, 6.00%, 11/15/35	5,000,000	5,543,800
Livonia Public Schools School District GO,
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,281,699
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,570,360
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,415,028
Macomb Interceptor Drain Drainage District GO,
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/34	2,000,000	2,281,840
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/42	7,500,000	8,399,550

|84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	$1,050,000	$1,202,261
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,258,114
Mattawan Consolidated School GO,
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/30	1,000,000	1,120,500
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/31	1,915,000	2,136,278
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/32	1,110,000	1,234,165
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/34	2,325,000	2,570,822
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/39	3,375,000	3,690,866
Meridian Public Schools GO,
County of Midland, Refunding, 5.00%, 5/01/27	735,000	835,063
County of Midland, Refunding, 5.00%, 5/01/29	775,000	872,247
County of Midland, Refunding, 5.00%, 5/01/31	1,130,000	1,261,272
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	2,966,370
Higher Education Facilities, Limited Obligation, Kalamazoo College Project, Refunding, 4.00%,
12/01/47	2,610,000	2,596,141
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/30	4,930,000	5,545,412
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,031,835
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/37	4,235,000	4,593,323
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	27,780,000	29,785,438
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,140,596
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,428,802
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,836,816
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,864,120
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,602,320
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/42	3,500,000	3,856,475
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	21,746,400
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/28	3,000,000	3,314,580
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/29	3,000,000	3,314,580
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/32	2,000,000	2,209,720
Michigan Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/32	5,000,000	5,198,450
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/33	5,370,000	5,557,574
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,478,750
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	10,952,100
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,237,717
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,472,141
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,825,534
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,406,262
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39.	5,000,000	5,105,100
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	918,276
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,085,000	24,085,000
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,197,800
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	14,351,090
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	9,910,000	10,872,459
Facilities Program, Refunding, Series I, 5.00%, 10/15/51	1,000,000	1,089,780
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,503,600
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,156,660
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,500,350

|85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
I-75 Improvement Project, 5.00%, 12/31/43.	$7,000,000	$7,463,400
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC
Insured, 7.00%, 5/01/21	3,000,000	3,320,700
Michigan State Technological University Revenue, Board of Control, General, Refunding, Series A, 5.00%,
10/01/45	2,400,000	2,661,312
Michigan State University Revenue,
Board of Trustees, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,084,993
Board of Trustees, General, Series A, 5.00%, 8/15/40	8,500,000	9,506,570
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,526,260
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	1,937,926
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,109,500
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,678,560
Refunding, 5.00%, 5/01/36	1,005,000	1,122,012
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	7,230,000	7,847,803
General, Refunding, 5.00%, 3/01/27.	1,000,000	1,109,480
General, Refunding, 5.00%, 3/01/30.	1,010,000	1,113,313
General, Refunding, 5.00%, 3/01/31.	1,260,000	1,386,958
General, Refunding, 5.00%, 3/01/32.	1,000,000	1,099,730
General, Refunding, 5.00%, 3/01/33.	1,285,000	1,411,187
General, Refunding, 5.00%, 3/01/34.	1,000,000	1,097,190
General, Refunding, 5.00%, 3/01/39.	3,000,000	3,279,360
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32.	5,575,000	6,294,231
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35.	6,450,000	7,199,748
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36.	2,800,000	3,116,260
Roseville Community Schools District GO,
County of Macomb, Refunding, 5.00%, 5/01/26	1,400,000	1,591,478
County of Macomb, Refunding, 5.00%, 5/01/27	1,370,000	1,552,196
County of Macomb, Refunding, 5.00%, 5/01/28	3,040,000	3,434,774
County of Macomb, Refunding, 5.00%, 5/01/29	3,300,000	3,714,084
County of Macomb, Refunding, 5.00%, 5/01/30	1,620,000	1,816,214
County of Macomb, Refunding, 5.00%, 5/01/31	1,585,000	1,768,147
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,708,584
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,754,500
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	18,761,750
Saginaw Valley State University Revenue,
General, Refunding, Series A, 5.00%, 7/01/30.	1,750,000	1,962,397
General, Refunding, Series A, 5.00%, 7/01/31.	2,170,000	2,426,559
General, Refunding, Series A, 5.00%, 7/01/33.	1,240,000	1,376,797
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/31.	500,000	567,040
County of Washtenaw, School Building and Site, 5.00%, 5/01/34.	2,750,000	3,082,942
County of Washtenaw, School Building and Site, 5.00%, 5/01/36.	2,950,000	3,279,102
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	390,226
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,751,180

|86

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Trenton Public Schools GO,
County of Wayne, School Building and Site, 5.00%, 5/01/42	$4,920,000	$5,473,352
County of Wayne, School Building and Site, 5.00%, 5/01/45	11,480,000	12,696,650
University of Michigan Revenue,
Regents, General, Refunding, 5.00%, 4/01/46	2,000,000	2,228,820
Regents, General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,082,752
Regents, General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	30,093,555
Regents, General, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,627,150
Warren Consolidated Schools District GO, Counties of Macomb and Oakland, School Building and Site,
5.00%, 5/01/32	2,500,000	2,666,750
Wayne County Airport Authority Revenue, Airport, Detroit Metropolitan Wayne County Airport, Series A,
5.00%, 12/01/43	7,750,000	8,580,955
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,083,367
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,682,760
General, Series A, 5.00%, 11/15/43	4,500,000	5,004,630
General, Series A, 4.00%, 11/15/48	10,000,000	9,999,900
Western Michigan University Revenue,
General, Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,706,070
General, Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,448,533
General, Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,847,223
General, Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,253,300
General, Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,807,225
General, Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,727,528
General, Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,208,640
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,710,571
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,226,180
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,221,260
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,217,580
Total Municipal Bonds before Short Term Investments (Cost $857,893,430)		870,697,638

|87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments 2.4%

Municipal Bonds 2.4%
Michigan 2.4%
[b] Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village
Project, LOC Comerica Bank, Daily VRDN and Put, 1.77%, 12/01/33	$2,800,000	$2,800,000
[b] University of Michigan Revenue,
Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 1.63%, 4/01/38	18,600,000	18,600,000
Regents, General, Series D-1, Daily VRDN and Put, 1.65%, 12/01/24	500,000	500,000
Total Short Term Investments (Cost $21,900,000)		21,900,000
Total Investments (Cost $879,793,430) 99.3%		892,597,638
Other Assets, less Liabilities 0.7%		6,047,540
Net Assets 100.0%.		$898,645,178

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|88

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Minnesota Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.3%
Minnesota 99.3%
Alexandria ISD No. 206 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%,
2/01/37	$29,905,000	$27,142,077
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%,
2/01/37	11,700,000	12,335,778
Anoka-Hennepin ISD No. 11 GO,
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.25%,
2/01/37	5,355,000	4,982,935
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.375%,
2/01/43	6,020,000	5,576,446
Anoka and Hennepin Counties, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,080,792
Bemidji GO, Sales Tax, Pre-Refunded, 5.25%, 2/01/38	12,055,000	12,875,584
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,254,286
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,262,290
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,329,762
Brainerd ISD No. 181 GO,
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit
Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/32	3,065,000	3,224,656
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit
Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/39	10,600,000	10,772,992
Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,043,241
Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%,
2/01/20	5,025,000	5,043,090
Cambridge ISD No. 911 GO,
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,458,661
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,492,624
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,223,945
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,708,896
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A, zero cpn., 2/01/32	1,450,000	890,271
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A, zero cpn., 2/01/34	1,600,000	891,888
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A, zero cpn., 2/01/35	350,000	186,057
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,101,687
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	850,000	869,984
Duluth EDA Health Care Facilities Revenue,
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/53	15,400,000	16,670,962
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/58	10,000,000	10,785,700
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/01/28	18,890,000	18,987,661
Full Term Certificates, Series B, Pre-Refunded, 4.75%, 2/01/25.	8,445,000	8,485,283
Refunding, Series A, 5.00%, 2/01/25	1,015,000	1,143,651
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,108,914

Quarterly Statement of Investments | See Notes to Statements of Investments. | 89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Duluth ISD No. 709 COP, (continued)
Refunding, Series A, 4.00%, 2/01/27	$3,750,000	$3,980,775
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,578,885
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,693,087
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,782,717
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,403,704
Farmington ISD No. 192 GO, School Building, Series A, 4.00%, 2/01/28	4,830,000	5,189,642
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Anoka County, Series A, 4.00%, 2/01/29	2,220,000	2,367,608
Fridley MFHR, Village Green Apartments Project, 3.75%, 11/01/34	10,000,000	9,997,500
Hastings ISD No. 200 GO,
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/38	4,685,000	2,251,986
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/39	4,685,000	2,156,833
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital
Appreciation, Series A, zero cpn., 2/01/40	4,685,000	2,056,293
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,519,055
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,617,841
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,434,047
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,742,030
Jordan ISD No. 717 GO,
School Building, Refunding, Series A, 5.00%, 2/01/32	1,605,000	1,769,834
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,609,942
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,873,876
School Building, Series A, 5.00%, 2/01/34	1,805,000	1,990,374
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,102,280
School Building, Series A, Pre-Refunded, 5.00%, 2/01/32.	395,000	435,401
Lakeville GO, Refunding, Series B, 3.00%, 2/01/30.	4,690,000	4,634,142
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25.	3,560,000	3,625,824
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO, Wastewater Revenue, Refunding, Series
C, 3.00%, 3/01/30.	3,305,000	3,282,328
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,041,270
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26.	2,000,000	2,333,060
Allina Health System, Refunding, Series A, 5.00%, 11/15/27.	2,000,000	2,337,900
Minneapolis GO, Capital Improvement, Green Bonds, 4.00%, 12/01/46	2,500,000	2,535,200
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	10,763,800
Fairview Health Services, Series A, 5.00%, 11/15/49	6,000,000	6,499,500
Minneapolis Special School District No. 1 GO, Long-Term Facilities Maintenance, Series B, 5.00%, 2/01/30 .	2,590,000	3,059,567
Minneapolis-St. Paul Metropolitan Airports Commission Revenue,
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	9,561,395
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,270,537
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,568,455
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/41	19,655,000	21,962,497
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/46	15,500,000	17,262,970
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,618,305
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,423,970

|90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health
Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	$14,600,000	$15,013,910
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	19,380,173
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26.	16,530,000	17,157,479
Minnesota State 911 Revenue,
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/22	1,000,000	1,013,350
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/24	3,745,000	3,794,996
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,555,329
Board of Trustees, Fund, Series A, 4.00%, 10/01/24	1,535,000	1,629,049
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,290,663
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	6,753,187
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36.	3,615,000	4,014,457
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	3,000,000	3,167,130
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	4,951,600
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,269,080
Minnesota State GO,
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,143,600
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,115,400
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	15,936,581
Various Purpose, Series H, 5.00%, 11/01/27	325,000	333,860
Various Purpose, Series H, Pre-Refunded, 5.00%, 11/01/27	2,175,000	2,235,791
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,475,000	2,541,578
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,320,000	1,358,729
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,240,000	2,283,277
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,705,502
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,381,128
Residential Housing Finance, Series E, 4.90%, 7/01/29	5,235,000	5,284,314
Residential Housing Finance, Series E, 5.10%, 1/01/40	4,950,000	4,985,788
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Refunding, 4.00%, 3/01/47	2,150,000	2,180,724
Carleton College, Series 7-D, Pre-Refunded, 5.00%, 3/01/40	4,000,000	4,031,480
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,577,775
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	522,070
Macalester College, Refunding, 3.00%, 3/01/33.	3,010,000	2,811,460
Macalester College, Refunding, 4.00%, 3/01/42.	900,000	916,533
Macalester College, Series 7-I, Pre-Refunded, 5.00%, 6/01/35	5,000,000	5,226,150
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35.	1,250,000	1,393,325
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/36	750,000	771,945
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/37	750,000	770,528
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/29	5,420,000	5,558,102
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/39	4,485,000	4,597,394
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,421,634

|91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	$4,680,000	$4,784,130
5.00%, 10/01/47	4,650,000	5,133,646
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,312,918
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,243,140
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,028,020
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,113,770
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,117,138
Series A, 5.25%, 10/01/35	12,000,000	12,652,560
New London-Spicer Schools ISD No. 345 GO, School Building, Series A, 4.00%, 2/01/31.	1,300,000	1,371,279
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,
2/01/22	3,090,000	3,216,319
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,
2/01/23	3,045,000	3,164,882
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,
2/01/24	3,245,000	3,367,888
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,
2/01/25	3,300,000	3,415,071
Northern Municipal Power Agency Electric System Revenue,
Refunding, 5.00%, 1/01/41	800,000	878,472
Series A, 5.00%, 1/01/30	1,190,000	1,283,796
Northfield ISD No. 659 GO, School Building, Series A, Pre-Refunded, 4.00%, 2/01/20	3,420,000	3,432,312
Prior Lake ISD No. 719 GO,
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series
B, zero cpn., 2/01/27.	10,545,000	8,234,801
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series
B, zero cpn., 2/01/28.	13,055,000	9,785,114
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series
B, zero cpn., 2/01/30.	9,010,000	6,140,585
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series
B, zero cpn., 2/01/31.	5,310,000	3,458,668
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,112,481
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,223,189
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,225,180
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,205,601
Series B, 5.00%, 12/01/43	1,000,000	1,096,900
Rochester Health Care Facilities Revenue,
Mayo Clinic, 4.00%, 11/15/48	6,000,000	6,051,720
[a] Mayo Clinic, Mandatory Put, Series C, 4.50%, 11/15/21	10,190,000	10,840,733
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	5,441,821
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	12,593,042
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,155,750
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	4,200,000	5,164,362
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,169,100
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	20,676,400
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,422,275
Roseville ISD No. 623 GO, Ramsey County, School Building, Minnesota School District Credit
Enhancement Program, Series A, 4.00%, 2/01/34	9,535,000	9,931,084

|92

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36	$3,000,000	$1,537,770
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37	2,820,000	1,382,674
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38	5,220,000	2,432,363
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39	3,020,000	1,339,038
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,723,283
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,613,400
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,403,777
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	5,172,948
Refunding, Series A, 5.00%, 1/01/46	9,345,000	10,254,362
Series A, 5.00%, 1/01/42	1,315,000	1,474,194
Series A, Pre-Refunded, 5.00%, 1/01/21	1,000,000	1,002,470
Series A, Pre-Refunded, 5.50%, 1/01/24	1,000,000	1,002,840
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30	750,000	780,893
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37	12,310,000	12,667,359
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30.	9,250,000	9,647,935
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31	1,000,000	1,014,250
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39.	27,400,000	27,804,150
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38	1,000,000	1,001,230
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28	2,080,000	2,232,110
Series B, 4.00%, 2/01/30	4,060,000	4,328,569
Series B, 4.00%, 2/01/36	2,500,000	2,591,450
Series B, 4.00%, 2/01/37	2,250,000	2,327,490
St. Francis ISD No. 15 GO,
School Building, Series A, 4.00%, 2/01/37	1,025,000	1,046,935
School Building, Series A, 3.50%, 2/01/41	6,350,000	6,064,504
St. Michael Albertville ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,697,843
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	2,440,000	2,525,132
Allina Health System, Series A-1, Pre-Refunded, 5.25%, 11/15/29.	2,560,000	2,639,360
Fairview Health Services, Refunding, Series A, 3.125%, 11/15/32	2,000,000	1,917,180
Fairview Health Services, Refunding, Series A, 4.00%, 11/15/43	5,750,000	5,682,265
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B, 5.00%,
2/01/24	2,925,000	3,252,424
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,365,942
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	1,166,547
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,116,500
Series G, 5.00%, 11/01/32	1,000,000	1,121,310
University of Minnesota GO,
Series A, 5.00%, 4/01/41	5,000,000	5,567,350
Series A, 5.00%, 9/01/42	4,410,000	4,990,665
Series A, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,011,290
Series A, Pre-Refunded, 5.125%, 4/01/34.	1,000,000	1,010,890
Series B, 5.00%, 1/01/38	4,500,000	4,956,750

|93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
University of Minnesota Revenue,
Refunding, Series B, 5.00%, 12/01/30	$5,575,000	$6,572,925
Special Purpose, State Supported Biomedical Science Research Facilities Funding Program, Series B,
5.00%, 8/01/36	5,000,000	5,317,550
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25	5,000,000	5,815,600
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28	7,225,000	8,321,755
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,000,000
West St. Paul-Mendota Heights-Eagan ISD No. 197 GO, Dakota County, School Building, Minnesota School
District Credit Enhancement Program, Series A, 4.00%, 2/01/34	2,655,000	2,776,865
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,521,500
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,720,109
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,319,760
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,364,230
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,274,072
Series A, 5.00%, 1/01/40	8,075,000	8,814,751
Series A, 5.00%, 1/01/46	11,870,000	12,922,394
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29.	500,000	500,175
Total Municipal Bonds before Short Term Investments (Cost $933,575,777)		940,892,889

Short Term Investments (Cost $100,000) 0.0%†

Municipal Bonds 0.0%†
Minnesota 0.0%†
[b] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.74%, 11/15/35	100,000	100,000
Total Investments (Cost $933,675,777) 99.3%		940,992,889
Other Assets, less Liabilities 0.7%		6,954,810
Net Assets 100.0%.		$947,947,699

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aThe maturity date shown represents the mandatory put date.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|94

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Missouri Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.2%
Missouri 96.3%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation
Revenue,
combined lien, Refunding, Series A, 5.00%, 10/01/33.	$14,425,000	$15,778,498
combined lien, Refunding, Series A, 5.00%, 10/01/44.	10,000,000	10,888,600
Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,623,915
Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/39	30,300,000	30,962,661
Cape Girardeau County IDA Health Facilities Revenue,
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	7,110,000	7,702,761
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,309,650
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,602,910
St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,209,692
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co.
Project, 5.30%, 5/15/28	6,875,000	6,886,550
Cape Girardeau County Reorganized School District No. R-2 GO,
Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/32	1,000,000	1,069,160
Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/33	1,000,000	1,065,200
Missouri Direct Deposit Program, Jackson R-2 School District, 5.00%, 3/01/38	2,195,000	2,499,447
Clay County Public School District No. 53 Liberty GO, School Building, 4.00%, 3/01/37	4,500,000	4,644,090
Clay County Reorganization School District No. R-1 Kearney GO,
Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,595,635
Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,638,933
Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,442,256
Direct Deposit Program, School Building, 3.125%, 3/01/37	1,855,000	1,758,113
Curators of the University of Missouri System Facilities Revenue, Refunding, 5.00%, 11/01/27	1,065,000	1,148,400
Ferguson Reorganized School District No. R-2 GO,
St. Louis County, Missouri Direct Deposit Program, 4.00%, 5/01/32	1,000,000	1,057,680
St. Louis County, Missouri Direct Deposit Program, 5.00%, 5/01/38	2,250,000	2,529,383
Fort Osage R-1 School District Jackson County GO, School Building, Missouri Direct Deposit Program,
Refunding, 5.50%, 3/01/38	3,010,000	3,589,214
Greene County Reorganized School District No. 2 GO, Willard, School Building, Missouri Direct Deposit
Program, 4.00%, 3/01/30.	1,000,000	1,068,560
Independence School District GO,
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	680,000	703,344
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	2,620,000	2,710,600
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	645,000	667,143
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	2,355,000	2,436,436
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	590,000	610,255
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	2,410,000	2,493,338
Jackson County Reorganized School District No. 4 Blue Springs GO,
Improvement, Series A, Pre-Refunded, 5.00%, 3/01/29	320,000	322,477
Refunding and Improvement, Series A, 5.00%, 3/01/29	3,680,000	3,706,790
School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/36	3,000,000	3,635,490
School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/37	2,000,000	2,419,320
Jefferson City School District GO, Missouri Direct Deposit Program, 5.00%, 3/01/38	6,070,000	6,837,066
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,305,940
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,201,831
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,164,860
Freeman Health System Project, Refunding, 5.00%, 2/15/35.	4,000,000	4,260,520
Joplin Schools GO, Direct Deposit Program, Refunding, 4.00%, 3/01/32	7,000,000	7,422,520

Quarterly Statement of Investments | See Notes to Statements of Investments. | 95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	$5,000,000	$5,408,600
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	12,980,640
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,199,830
Kansas City Sanitary Sewer System Revenue,
Improvement, Series A, 4.00%, 1/01/35	1,500,000	1,565,340
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	30,782,666
Refunding, Series A, 5.25%, 1/01/34	9,500,000	9,524,510
Sub Series A, 4.00%, 1/01/42	5,000,000	5,116,350
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	12,757,958
Series A, 4.00%, 12/01/41	4,970,000	5,105,532
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,355,202
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series A, 5.00%, 5/01/42	5,000,000	5,638,750
Improvement and Refunding, Series A, 5.00%, 5/01/47	10,000,000	11,225,800
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	9,805,035
Improvement and Refunding, Series B, 5.00%, 5/01/45	12,500,000	13,875,125
Series C, 5.00%, 5/01/46	24,700,000	27,500,733
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 12/01/43	2,000,000	2,208,500
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/32.	3,600,000	3,813,840
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/37.	3,400,000	3,601,960
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	3,935,171
Missouri State Development Finance Board Revenue, Infrastructure Facilities, City of Independence,
Electric System, Dogwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,355,850
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble Paper
Products Co. Project, 5.20%, 3/15/29	3,000,000	3,490,950
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	12,890,138
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,143,427
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,594,536
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,162
SRF Programs, Series A, 5.75%, 1/01/29	190,000	190,543
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	15,484
SRF Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,316,907
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40.	1,650,000	1,713,245
Bethesda Health Group Inc., 5.00%, 8/01/45.	1,300,000	1,346,527
BJC Health System, 5.00%, 1/01/44	8,175,000	8,721,826
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	18,355,410
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,459,173
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	2,923,226
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,106,600
Mercy Health, 4.00%, 11/15/42	8,000,000	8,031,840
Mercy Health, Refunding, Series C, 5.00%, 11/15/47	15,000,000	16,460,550
Mercy Health, Series F, 5.00%, 11/15/45.	25,000,000	26,863,500
SSM Health, Series A, 5.00%, 6/01/48	5,000,000	5,440,700
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/30	16,150,000	16,856,078
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/34	7,000,000	7,306,040

|96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	$6,870,000	$7,394,937
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35.	3,950,000	4,327,422
St. Luke’s Health System Inc., Refunding, Series A, 5.00%, 11/15/43.	2,000,000	2,198,040
Missouri State Health and Educational Facilities Authority Revenue,
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/26.	3,095,000	3,304,005
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/31.	1,200,000	1,289,160
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/39.	1,250,000	1,353,388
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/41.	4,500,000	4,824,180
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%,
6/01/42	2,800,000	3,062,668
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%,
6/01/47	4,875,000	5,311,849
Educational Facilities, Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,281,540
Educational Facilities, Maryville University St. Louis Project, 5.00%, 6/15/44.	5,000,000	5,080,600
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,147,200
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	16,419,300
Educational Facilities, University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,488,650
Educational Facilities, The Washington University, Series B, 5.00%, 11/15/37	10,000,000	10,736,000
Educational Facilities, Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	7,463,050
Health Facilities, The Children’s Mercy Hospital, Pre-Refunded, 5.625%, 5/15/39	7,785,000	7,916,956
Health Facilities, The Children’s Mercy Hospital, Refunding, 5.625%, 5/15/39	1,715,000	1,743,795
Lutheran Senior Services Projects, Refunding, Series B, 5.00%, 2/01/46	4,000,000	4,096,400
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	1,988,426
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35.	2,520,000	2,561,857
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,438,147
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,134,510
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46.	11,575,000	11,853,957
Missouri State Highways and Transportation Commission State Road Revenue,
Series A, 5.00%, 5/01/20	6,875,000	6,963,069
Series A, 5.00%, 5/01/21	5,000,000	5,064,800
Series A, 5.00%, 5/01/24	1,150,000	1,164,904
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, First Place, Series B, 4.00%, 11/01/38	1,420,000	1,431,630
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	145,000	146,581
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,070,000	1,083,675
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,307,470
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,200,020
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,647,780
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,194,060
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,117,424
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	15,750,000	15,800,557
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,060,400
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,273,400
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,486,480
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,710,940
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	30,581,492
Monarch-Chesterfield Levee District Special Tax, St. Louis County, Levee District, Refunding, 5.00%,
3/01/40	4,395,000	4,746,776
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,056,550

|97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	$1,000,000	$1,046,570
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,503,028
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	1,000,000	1,084,510
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,762,589
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,192,350
Refunding, 5.00%, 6/01/21	13,130,000	13,882,218
Refunding, 5.00%, 6/01/22	12,570,000	13,492,387
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,111,910
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	1,945,439
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,041,719
St. Charles School District GO, Missouri Direct Deposit Program, 4.00%, 3/01/36	2,000,000	2,095,640
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,113,219
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,046,140
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,125,450
Series C, AGMC Insured, 5.00%, 7/01/42	3,930,000	4,377,627
Series C, AGMC Insured, 5.00%, 7/01/47	8,770,000	9,731,367
Series D, AGMC Insured, 5.00%, 7/01/33	1,000,000	1,118,970
Series D, AGMC Insured, 5.00%, 7/01/34	1,415,000	1,577,428
Series D, AGMC Insured, 5.00%, 7/01/36	1,125,000	1,245,713
Series D, AGMC Insured, 5.00%, 7/01/37	1,000,000	1,105,120
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/48	8,095,000	7,934,719
Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	3,165,000	3,479,126
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,474,040
St. Louis County Pattonville School District No. R-3 GO,
Series A, 5.00%, 3/01/37	2,750,000	3,081,732
Series A, 5.00%, 3/01/38	1,000,000	1,116,860
St. Louis County School District No. 101 Affton GO,
Direct Deposit Program, Series A, 5.00%, 3/01/32	1,500,000	1,705,605
Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,806,433
Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	1,919,283
Direct Deposit Program, Series A, 5.00%, 3/01/35	1,810,000	2,036,612
Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,148,922
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/15/38	22,725,000	23,215,405
[a] Wentzville R-IV School District GO, Missouri Direct Deposit Program, Refunding and Improvement, 4.00%,
3/01/38	15,400,000	15,768,984
		928,754,652
U.S. Territories 2.9%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25.	5,420,000	5,884,331

|98

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 2.3%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	$19,320,000	$12,219,900
Series XX, 5.75%, 7/01/36	6,000,000	3,795,000
Series XX, 5.25%, 7/01/40	10,000,000	6,325,000
		22,339,900
Total U.S. Territories		28,224,231
Total Municipal Bonds before Short Term Investments (Cost $953,965,232)		956,978,883

Short Term Investments (Cost $300,000) 0.0%†

Municipal Bonds 0.0%†
Missouri 0.0%†
[c] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The Washington
University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.67%, 3/01/40	300,000	300,000
Total Investments (Cost $954,265,232) 99.2%		957,278,883
Other Assets, less Liabilities 0.8%		7,739,702
Net Assets 100.0%.		$965,018,585

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|99

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.2%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,448,980
New Jersey 81.8%
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	5,849,928
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,201,040
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,796,415
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-
Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,609,780
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	2,000,000	2,005,040
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	863,090
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%,
9/01/39	5,000,000	5,543,100
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,496,900
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,231,925
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,160,440
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,051,100
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,781,100
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series
A, Pre-Refunded, 5.875%, 6/01/42	17,950,000	18,991,638
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,030,150
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/32	640,000	685,600
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/37	600,000	633,408
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/47	1,500,000	1,570,950
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding,
AGMC Insured, 5.00%, 6/01/42	6,000,000	6,463,140
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%,
1/01/48	7,000,000	7,213,990
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,735,900
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,103,362
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	4,988,052
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	25,063
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	2,975,000	2,978,470
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,244,800
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,950,725
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	11,650,354
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	9,995,300
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,561
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	5,986,310
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	16,687,761
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38.	3,000,000	3,358,290
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39.	5,000,000	5,587,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, (continued)
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	$2,650,000	$2,816,473
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,766,944
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,016,075
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	8,768,080
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	8,700,870
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,723,175
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	3,944,299
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,417,280
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,612,050
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,167,070
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,606,785
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,061,440
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,605,700
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,201,000
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, Pre-Refunded, 5.75%, 10/01/31	10,000,000	10,307,500
New Jersey Housing and Mortgage Finance Agency MFR, Refunding, Series A, 3.95%, 11/01/43	1,100,000	1,103,256
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	4,860,000	5,200,735
Series A, 5.00%, 7/01/45	6,000,000	6,641,520
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,358,066
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,018,080
New Jersey State Educational Facilities Authority Revenue,
Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,172,908
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,444,904
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,528,400
Kean University Issue, Series A, Pre-Refunded, 5.50%, 9/01/36	8,500,000	8,729,755
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	16,380,000	17,733,807
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,481,217
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,482,252
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,334,098
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,442,400
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	16,707,300
Princeton University, Series B, 5.00%, 7/01/39.	15,000,000	16,038,900
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,279,800
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,437,391
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,073,630
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,071,520
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	441,772
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,428,479
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,323,759
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37.	5,000,000	5,127,500
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/36	1,600,000	1,779,184
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	9,310,000	10,211,022
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,456,939
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	799,950
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%,
7/01/38	395,000	395,739

| 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33.	$2,140,000	$2,276,682
Refunding, Series 1A, 5.125%, 12/01/27	2,435,000	2,494,609
Refunding, Series 1A, 5.25%, 12/01/28	2,440,000	2,501,610
Series 2, 5.00%, 12/01/26.	410,000	426,511
Series 2, 5.00%, 12/01/27.	295,000	306,564
Series 2, 5.00%, 12/01/28.	310,000	321,879
Series 2, 5.00%, 12/01/30.	1,500,000	1,566,450
Series 2, 5.00%, 12/01/36.	1,000,000	1,041,990
Series A, 5.625%, 6/01/30	14,500,000	14,740,120
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,493,187
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,729,000
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,103,700
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	5,283,000
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	5,322,500
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	16,130,137
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,243,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	8,901,735
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	30,745,000	34,400,273
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,048,550
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,338,356
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	3,924,431
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40.	30,000,000	30,077,400
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/36	14,000,000	14,034,580
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,166,800
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark
Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	21,168,198
North Hudson Sewerage Authority Gross Revenue,
Lease Certificates, Refunding, senior lien, Series A, 5.00%, 6/01/42	1,005,000	1,101,912
Lease Certificates, senior lien, Series A, 5.00%, 6/01/42	16,795,000	17,898,264
Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp.
Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,336,704
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	20,262,800
Series L, 5.00%, 5/01/43	12,000,000	13,145,880
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,143,900
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,115,219
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,048,720
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	991,162
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	931,403
		717,668,232
New York 7.8%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,231,100
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30.	12,200,000	13,142,084
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,549,350
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,305,100
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,294,000

| 102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	$8,000,000	$8,298,080
		68,819,714
Pennsylvania 4.5%
Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	12,500,000	13,966,625
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	10,861,200
Series E, Pre-Refunded, 5.00%, 1/01/35	14,000,000	14,459,480
		39,287,305
U.S. Territories 1.4%
Puerto Rico 1.4%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	16,620,000	10,512,150
Series XX, 5.25%, 7/01/40	3,125,000	1,976,562
		12,488,712
Total Municipal Bonds before Short Term Investments (Cost $832,086,748)		844,712,943

Short Term Investments 2.1%

Municipal Bonds 2.1%
New Jersey 2.1%
[b] New Jersey Health Care Facilities Financing Authority Revenue,
Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.35%, 7/01/43.	4,000,000	4,000,000
Virtua Health Issue, Series C, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.35%, 7/01/43	14,365,000	14,365,000
Total Short Term Investments (Cost $18,365,000)		18,365,000
Total Investments (Cost $850,451,748) 98.3%		863,077,943
Other Assets, less Liabilities 1.7%		14,735,865
Net Assets 100.0%.		$877,813,808

See Abbreviations on page 136.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 103

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
North Carolina 96.5%
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	$3,000,000	$3,364,680
Cape Fear Public Utility Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 8/01/36	8,000,000	8,607,360
Refunding, 5.00%, 6/01/40	2,250,000	2,493,090
Cary Combined Enterprise System Revenue,
5.00%, 12/01/41	1,710,000	1,931,958
Pre-Refunded, 5.00%, 12/01/42.	10,000,000	11,108,900
Refunding, Series B, 4.00%, 12/01/42	8,000,000	8,188,320
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	3,972,715
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,127,110
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,620,200
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,079,620
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33.	2,500,000	2,505,675
Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 12/01/39	7,970,000	8,945,050
Charlotte Water and Sewer System Revenue,
Refunding, 4.00%, 7/01/37	5,000,000	5,214,200
Refunding, 5.00%, 7/01/40	10,000,000	11,185,200
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,446,800
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,015,480
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	21,804,600
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,227,560
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	10,573,200
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Atrium Health, Refunding, Series
A, 5.00%, 1/15/36	5,000,000	5,662,650
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,615,300
Dare County Utilities Systems Revenue, Pre-Refunded, 5.00%, 2/01/41	5,000,000	5,319,550
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,062,360
Durham Utility System Revenue, Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,291,280
[a] Fayetteville Public Works Commission Revenue, Refunding, 4.00%, 3/01/41	4,015,000	4,101,844
Greensboro GO, Public Improvement, Refunding, Series B, 5.00%, 10/01/29	5,000,000	6,034,400
Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,292,750
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,015,340
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	507,670
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28.	350,000	351,813
Mecklenburg County GO,
Public Improvement, Series A, 4.00%, 4/01/30	5,000,000	5,423,300
Series A, 5.00%, 4/01/28	5,000,000	5,758,500
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	2,425,000	2,447,043
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,094,863
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,232,500
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,253,893

Quarterly Statement of Investments | See Notes to Statements of Investments. | 104

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/42	$5,000,000	$5,490,200
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/47	7,190,000	7,859,605
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
10/01/27	3,500,000	3,588,025
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.125%,
10/01/31	8,385,000	8,604,352
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, 4.00%, 1/01/48	10,000,000	10,149,900
Wake Forest University, 5.00%, 1/01/48	10,000,000	11,237,800
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	16,000,000	16,039,680
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,247,550
Wake Forest University, Refunding, 4.00%, 1/01/38	5,500,000	5,684,085
Wake Forest University, Refunding, 4.00%, 1/01/39	5,250,000	5,415,217
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,296,440
Davidson College, 5.00%, 3/01/45	3,500,000	3,752,630
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	13,585,000	15,152,301
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,226,800
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,229,770
Duke University Project, Refunding, Series B, 5.00%, 10/01/44	11,000,000	12,320,880
Duke University Project, Series B, Pre-Refunded, 5.00%, 10/01/38	20,000,000	20,210,400
Methodist University, 5.00%, 3/01/34	1,500,000	1,553,400
North Carolina Eastern Municipal Power Agency Power System Revenue, Series C, Pre-Refunded, 6.75%,
1/01/24	3,500,000	3,513,055
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	801,736
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,402,954
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,726,092
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,157,600
North Carolina State Capital Improvement Limited Obligation Revenue, Series C, Pre-Refunded, 5.00%,
5/01/29	10,000,000	10,706,700
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23.	10,000,000	10,420,100
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24.	10,000,000	10,420,100
Refunding, Series A, 5.00%, 6/01/25	4,000,000	4,671,440
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.50%, 7/01/31	5,000,000	5,548,550
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.625%, 7/01/34	6,000,000	6,676,980
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,000,000	7,149,030
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,763,500
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	11,682,160
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	8,506,318
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,670,400
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31	5,000,000	5,526,700
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,187,350
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	85,000	85,215
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,623
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	5,000,000	5,000,000
Vidant Health, 5.00%, 6/01/40	5,000,000	5,395,000
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,330,150
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,410,150

| 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/33		$1,535,000	$1,559,652
Mission Health Combined Group, Refunding, 5.00%, 10/01/35		1,625,000	1,647,653
Mission Health Combined Group, Refunding, 5.00%, 10/01/36		10,000,000	10,115,000
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital,
Refunding, 5.00%, 6/01/34		10,000,000	10,374,600
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue,
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/37		1,200,000	1,254,432
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/42		1,250,000	1,297,450
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/47		2,540,000	2,619,451
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40		6,000,000	6,167,580
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33		5,595,000	6,219,234
General, Refunding, Series A, 5.00%, 10/01/42		8,980,000	9,887,519
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriation, 5.00%, 7/01/41		5,000,000	5,323,950
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47		2,500,000	2,658,550
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39		7,500,000	7,683,600
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31		1,000,000	1,132,500
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39		1,200,000	1,322,088
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	.	6,400,000	6,417,984
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	.	12,120,000	12,156,239
Oak Island Enterprise System Revenue,
AGMC Insured, Refunding, 5.00%, 6/01/33		1,000,000	1,139,300
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34		1,540,000	1,571,508
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36		1,000,000	1,020,460
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34		1,000,000	1,040,210
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40		11,915,000	12,705,203
Refunding, Series A, 5.00%, 3/01/43		10,000,000	10,961,800
Refunding, Series B, 4.00%, 3/01/34		1,000,000	1,048,640
Series A, 4.00%, 3/01/46		5,000,000	5,091,250
Raleigh GO, Refunding, Series A, 5.00%, 9/01/26		5,000,000	5,932,700
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27		350,000	400,754
Refunding, Series A, 5.00%, 5/01/29		1,000,000	1,138,040
Refunding, Series A, 5.00%, 5/01/30		550,000	623,838
Refunding, Series A, 5.00%, 5/01/36		10,785,000	11,183,182
Union County Enterprise System Revenue, 5.00%, 6/01/34.		1,000,000	1,127,310
University of North Carolina at Charlotte Revenue,
General, Board of Governors, 5.00%, 4/01/43		5,000,000	5,556,250
General, Board of Governors, 5.00%, 4/01/45		9,450,000	10,526,166
General, Board of Governors, Refunding, 5.00%, 10/01/47		10,000,000	11,121,900
General, Board of Governors, Refunding, Series A, 4.00%, 10/01/40		2,250,000	2,296,485
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/37		12,995,000	14,216,400
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/41		18,000,000	19,691,820
University of North Carolina at Greensboro Revenue,
General, Board of Governors, 5.00%, 4/01/39		3,500,000	3,889,375
General, Board of Governors, 5.00%, 4/01/43		2,500,000	2,822,425
General, Board of Governors, Refunding, 4.00%, 4/01/35.		1,205,000	1,255,550
General, Board of Governors, Refunding, 4.00%, 4/01/36.		1,000,000	1,036,500

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
University of North Carolina at Greensboro Revenue, (continued)
General, Board of Governors, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	$1,000,000	$1,010,520
University of North Carolina at Wilmington Revenue, Student Housing Projects, Limited Obligation,
Refunding, 5.00%, 6/01/37	3,000,000	3,317,970
University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors, 5.00%, 2/01/46	4,265,000	4,637,633
University of North Carolina System Pool Revenue, Series A, Assured Guaranty, 5.00%, 10/01/33	160,000	160,299
Wake County GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/30	8,000,000	9,539,040
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,180,955
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,079,200
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	12,400,320
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,558
Winston-Salem City Water and Sewer System Revenue,
4.00%, 6/01/47	10,000,000	10,151,200
Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,077,950
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,627,958
Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,415,016
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,193,550
		797,162,429
U.S. Territories 2.4%
Puerto Rico 2.4%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33.	6,500,000	4,111,250
Series WW, 5.50%, 7/01/38.	5,200,000	3,289,000
Series XX, 5.25%, 7/01/40	19,135,000	12,102,887
		19,503,137
Total Municipal Bonds before Short Term Investments (Cost $815,727,958)		816,665,566

Short Term Investments (Cost $1,000,000) 0.1%

Municipal Bonds 0.1%
North Carolina 0.1%
[c] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.77%, 1/15/37	1,000,000	1,000,000
Total Investments (Cost $816,727,958) 99.0%		817,665,566
Other Assets, less Liabilities 1.0%		8,471,941
Net Assets 100.0%.		$826,137,507

See Abbreviations on page 136.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 107

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Ohio Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.0%
Ohio 99.0%
Akron Income Tax Revenue,
Community Learning Centers, Pre-Refunded, 5.00%, 12/01/33	$4,250,000	$4,671,898
Community Learning Centers, Series A, Pre-Refunded, 4.50%, 12/01/33.	10,000,000	10,379,100
Akron Waterworks System Mortgage Revenue, Improvement and Refunding, Assured Guaranty, 5.00%,
3/01/34	1,000,000	1,006,610
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Series A, Pre-Refunded, 5.25%, 6/01/38	15,000,000	15,699,300
Catholic Healthcare Partners, Series B, Pre-Refunded, 5.25%, 9/01/27	7,570,000	7,979,461
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,081,250
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,015,600
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/46	5,000,000	5,407,150
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,530,950
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/37	3,700,000	4,111,514
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	3,500,000	3,877,685
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	10,862,100
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities
Construction and Improvement, Series A, 4.00%, 12/01/39	3,000,000	3,051,300
Apollo Career Center Joint Vocational School District GO, Counties of Allen Auglaize Hardin Hancock
Putnam and Van Wert, Various Purpose School Improvement, Refunding, 4.00%, 12/01/39	6,530,000	6,663,604
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,701,378
Bath Local School District GO,
Allen County, School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,298,445
Allen County, School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,613,062
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,055,800
Bloom-Carroll Local School District GO, County of Fairfield, School Improvement, Series A, 5.00%,
11/01/55	7,025,000	7,752,017
Bluffton Village Hospital Facilities Revenue,
Blanchard Valley Health System, Refunding, 4.00%, 12/01/33	1,655,000	1,673,255
Blanchard Valley Health System, Refunding, 4.00%, 12/01/34	1,900,000	1,912,445
Bowling Green State University Revenue, General Receipts, Refunding, Series B, 5.00%, 6/01/42	3,250,000	3,567,883
Brecksville-Broadview Heights City School District GO, School Facilities Improvement, 5.25%, 12/01/54	7,390,000	8,080,226
Brooklyn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/43	3,000,000	3,190,050
School Improvement, AGMC Insured, Pre-Refunded, 5.50%, 12/01/49	7,780,000	8,310,674
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/38	1,905,000	2,113,350
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/49	9,000,000	9,907,920
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,001,315
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,441,100
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,327,600
UC Health, Refunding, 4.00%, 11/15/35.	2,000,000	2,010,520
UC Health, Refunding, 4.00%, 11/15/36.	2,140,000	2,133,173
UC Health, Refunding, 4.00%, 11/15/37.	1,500,000	1,488,495
UC Health, Refunding, 5.00%, 11/15/45.	20,270,000	21,771,602
Canal Winchester Local School District GO,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/32	3,955,000	2,404,007
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/33	2,000,000	1,159,440

Quarterly Statement of Investments | See Notes to Statements of Investments. | 108

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	$1,505,000	$1,598,701
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,005,258
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,712,271
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,659,750
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,607,896
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and
Improvement, 5.00%, 12/01/37	5,000,000	5,409,950
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	18,087,706
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,020,091
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,385,560
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,210,780
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,604,010
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,291,600
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	3,967,236
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,098,000
Cleveland Public Power System Revenue, Capital Appreciation, Series B-2, NATL Insured, zero cpn.,
11/15/38	10,000,000	4,300,400
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41.	2,000,000	2,193,900
Columbus GO,
Various Purpose, Refunding, Series 1, 4.00%, 4/01/30	6,000,000	6,486,180
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	5,000,000	5,925,200
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,662,850
Various Purpose, Series A, 5.00%, 4/01/34	7,000,000	8,228,990
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,050,190
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,232,333
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,753,459
Library Fund Facilities Notes, Series 1, Pre-Refunded, 4.00%, 12/01/27	3,765,000	3,915,788
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	5,786,300
Refunding, 4.00%, 6/01/31	15,000,000	15,749,700
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,229,950
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,497,156
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	15,826,050
Cuyahoga County Excise Tax Revenue, Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	558,565
Dayton City School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
11/01/30	5,000,000	5,890,650
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,176,600
Deer Park Community City School District GO, County of Hamilton, School Improvement, Refunding,
Series A, 5.25%, 12/01/53	3,000,000	3,304,350
Defiance City School District GO, Defiance and Paulding Counties, Various Purpose, Refunding, 5.00%,
12/01/46	6,635,000	7,198,311
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,699,240
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,091,160
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43 .	5,500,000	6,054,675

| 109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding, 5.00%, 12/01/35	$20,000,000	$22,399,800
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series A, 4.00%, 11/01/44	7,050,000	7,060,081
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	2,938,728
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,030,050
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,006,054
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded,
5.25%, 11/01/40	15,000,000	15,439,050
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46.	7,500,000	8,191,200
Fremont City School District GO, Sandusky County, School Facilities Construction and Improvement,
Series A, 5.00%, 1/15/49	13,970,000	15,159,965
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,077,661
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,164,860
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, Pre-
Refunded, 5.00%, 10/01/44.	6,205,000	6,855,656
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%,
8/15/42	5,000,000	5,422,950
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,279,790
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,192,850
Highland Local School District GO, Medina and Summit Counties, School Improvement, Series A, 5.25%,
12/01/54	12,000,000	13,190,160
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,147,405
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,340,606
School Improvement, 4.00%, 12/01/46.	10,000,000	10,136,700
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,636,845
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,152,050
Hudson City School District GO, School Improvement, 4.00%, 12/01/45.	18,870,000	19,028,131
Indian Creek Local School District GO,
School Facilities Construction and Improvement, Jefferson County, Series A, 5.00%, 11/01/55.	3,000,000	3,263,820
School Facilities Construction and Improvement, Jefferson County, Series B, BAM Insured, 5.00%,
11/01/55	3,910,000	4,237,111
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,156,865
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,412,531
Lakewood City School District GO, School Facilities Improvement, Series A, Pre-Refunded, 5.00%,
11/01/43	10,895,000	12,078,742
Lakota Local School District GO,
Butler County, Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,385,000
Butler County, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,576,255
Lancaster City School District GO,
Fairfield County, School Facilities Construction and Improvement, 5.00%, 10/01/49.	9,540,000	10,209,994
Fairfield County, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/49	460,000	507,343
Lucas-Plaza HDC Revenue, Refunding, FHA Insured, ETM, zero cpn., 6/01/24.	15,800,000	13,732,570
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	11,741,152
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	3,585,000	4,018,642

| 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	$1,000,000	$956,230
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	932,220
Marysville Wastewater Treatment System Revenue,
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,048,647
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	9,438,214
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,600,984
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31.	4,000,000	4,262,160
General Receipts, Refunding, 5.00%, 9/01/31.	2,320,000	2,587,566
General Receipts, Refunding, 5.00%, 9/01/34.	3,500,000	3,880,170
General Receipts, Refunding, 5.00%, 9/01/41.	5,000,000	5,551,050
Miami Valley Career Technology Center GO, Montgomery Butler Champaign Darke Greene Miami Preble
Shelby and Warren Counties, Various Purpose School Improvement, 5.00%, 12/01/44	20,000,000	22,405,000
Middletown City School District GO,
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/40	2,625,000	2,883,983
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/48	15,000,000	16,426,350
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	8,165,000	8,275,554
Catholic Health Initiatives, Series A, Pre-Refunded, 5.50%, 5/01/34	4,335,000	4,398,074
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,175,333
The New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,203,048
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,365,663
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,125,200
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,152,190
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,173,200
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,028,320
Northeastern Local School District GO,
Counties of Clark and Champaign, School Improvement, AGMC Insured, 5.25%, 12/01/45	5,420,000	6,169,803
Counties of Clark and Champaign, School Improvement, AGMC Insured, 4.00%, 12/01/55	5,000,000	5,012,250
Northmont City School District GO, School Improvement, Series A, Pre-Refunded, 5.00%, 11/01/49	5,130,000	5,559,586
Northwest Local School District GO, Hamilton and Butler Counties, School Improvement, 5.00%,
12/01/45	3,760,000	4,139,158
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46.	5,000,000	5,437,950
School Improvement, Series A, 5.25%, 11/01/51.	7,645,000	8,437,710
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	88,973	88,973
AGMC Insured, 5.25%, 12/01/23.	540,000	541,523
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40.	6,020,000	6,435,380
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,520,750
Common School, Series A, 5.00%, 6/15/38	10,000,000	11,187,900
[a] Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%,
5/01/33.	1,000,000	1,167,870
[a] Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%,
5/01/34.	4,000,000	4,653,640

| 111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	$6,000,000	$6,668,040
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,568,764
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%,
11/15/40	21,805,000	22,612,875
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	1,665,000	1,741,840
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	2,983,384
Kenyon College 2010 Project, Pre-Refunded, 5.25%, 7/01/44.	20,460,000	21,479,113
Kenyon College 2010 Project, Refunding, 5.25%, 7/01/44	9,540,000	9,970,254
Kenyon College 2016 Project, Refunding, 5.00%, 7/01/42	10,500,000	11,478,600
Kenyon College 2016 Project, Refunding, 4.00%, 7/01/44	10,000,000	10,067,900
Kenyon College 2017 Project, 5.00%, 7/01/42	1,250,000	1,379,675
Kenyon College 2017 Project, 4.00%, 7/01/47	5,000,000	5,025,800
Xavier University Project, 5.00%, 5/01/40	14,500,000	14,918,905
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,133,269
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series A, 4.00%,
12/01/43	11,885,000	11,944,544
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series A,
3.25%, 1/01/35	10,000,000	9,427,000
Ohio State Turnpike and Infrastructure Commission Revenue,
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43.	10,485,000	3,816,959
Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,620,378
Ohio State Turnpike Commission Revenue, Capital Appreciation, junior lien, Series A-2, BAM Insured,
zero cpn., 2/15/38	3,665,000	1,716,686
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	33,350,000	37,560,437
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30.	4,325,000	4,543,586
Ohio State Water Development Authority Revenue, Drinking Water Assistance Fund, 4.00%, 12/01/32	3,000,000	3,183,270
Olentangy Local School District GO, Delaware and Franklin Counties, School Facilities Construction and
Improvement, 4.00%, 12/01/46	15,235,000	15,481,655
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%,
12/01/38	3,225,000	3,583,781
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,072,510
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,447,100
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,338,740
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,335,000
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46 .	2,000,000	2,221,900
Revere Local School District GO,
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/42	3,025,000	3,325,292
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/45	2,560,000	2,814,131
Riverside Local School District GO, School Construction and Improvement, Refunding, Series A, BAM
Insured, 5.00%, 10/01/47	5,000,000	5,506,650
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%,
11/01/50	6,000,000	6,385,860
Sheffield Lake City School District GO, School Improvement, Pre-Refunded, 5.00%, 12/01/37	9,635,000	9,924,143
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,103,900
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,131,495
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,384,100
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,064,522

| 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	$17,515,000	$17,645,136
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42.	3,420,000	3,659,058
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	8,809,618
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School
Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,574,525
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	10,704,144
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,573,957
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,575,494
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,565,050
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,155,640
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,503,915
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,201,256
Series A, 4.00%, 11/15/36	9,125,000	9,308,047
Union County GO, Memorial Hospital, 5.00%, 12/01/47	5,000,000	5,489,050
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	4,860,733
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,234,128
Refunding, Series A, 5.00%, 1/01/38	13,225,000	14,541,020
Refunding, Series A, 5.00%, 1/01/42	5,725,000	6,337,060
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	6,756,600
University of Cincinnati General Receipts Revenue,
Refunding, Series A, 4.00%, 6/01/48	10,000,000	9,912,700
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,102,622
Series C, 5.00%, 6/01/39	6,255,000	6,870,492
University of Ohio General Receipts Revenue, Refunding, Series A, 5.00%, 12/01/44	7,000,000	7,760,130
Upper Arlington City School District GO, Franklin County, School Facilities Construction and Improvement
Bonds, Refunding, Series A, 5.00%, 12/01/48	13,000,000	14,589,120
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,499,616
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,090,551
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	10,962,100
Winton Woods City School District GO, County of Hamilton, Board of Education, Classroom Facilities,
Refunding, 4.00%, 11/01/43	7,000,000	7,110,040
Wyoming City School District GO, School Improvement, Pre-Refunded, 5.00%, 12/01/42	7,250,000	7,969,707
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,074,403
Youngstown State University General Receipts Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 12/15/29.	4,000,000	4,072,320
Assured Guaranty, Pre-Refunded, 5.50%, 12/15/33.	4,225,000	4,306,923
Total Municipal Bonds before Short Term Investments (Cost $1,417,170,408)		1,444,891,564

| 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $100,000) 0.0%†

Municipal Bonds 0.0%†
Ohio 0.0%†
[b] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA
Wells Fargo Bank, Daily VRDN and Put, 1.70%, 1/01/39.	$100,000	$100,000
Total Investments (Cost $1,417,270,408) 99.0%		1,444,991,564
Other Assets, less Liabilities 1.0%.		14,806,083
Net Assets 100.0%		$1,459,797,647

See Abbreviations on page 136.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 114

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin Oregon Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.7%
Oregon 96.3%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,549,370
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,652,385
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,415,869
Beaverton School District Full Faith and Credit GO,
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,300,211
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,016,400
Central Lincoln People’s Utility District Revenue, Electric System, 5.00%, 12/01/45	2,900,000	3,205,457
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,029,342
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	11,963,282
Washington County, 5.00%, 8/01/42	20,915,000	22,590,501
Washington County, 5.00%, 8/01/45	23,545,000	25,904,915
Clackamas Community College District GO,
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/38	760,000	787,193
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/39	1,000,000	1,033,910
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/40	1,250,000	1,287,738
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded,
5.50%, 7/15/35	6,525,000	6,670,768
Clackamas County School District No. 12 North Clackamas GO,
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	4,026,300
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	6,541,223
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	6,080,594
Series B, 5.00%, 6/15/34	8,000,000	9,189,600
Series B, 5.00%, 6/15/37	10,000,000	11,354,700
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,833,317
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,721,086
Series A, Pre-Refunded, 5.00%, 6/15/28	2,210,000	2,247,636
Series A, Pre-Refunded, 5.00%, 6/15/29	2,655,000	2,700,215
Series A, Pre-Refunded, 5.00%, 6/15/32	6,855,000	6,971,741
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29.	1,000,000	1,118,600
Refunding, MAC Insured, 5.00%, 6/01/34.	1,770,000	1,969,390
Refunding, MAC Insured, 5.00%, 6/01/39.	1,250,000	1,386,113
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,613,248
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,185,518
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35 .	5,175,000	5,411,032
Coos County School District No. 9 Coos Bay GO, 5.00%, 6/15/43	5,005,000	5,670,064
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	4,941,877
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	8,901,265
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	20,094,800
St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	8,440,000	9,018,224
Eugene Electric Utility System Revenue,
5.00%, 8/01/47	3,580,000	4,003,836
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,266,119
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,721,342

Quarterly Statement of Investments | See Notes to Statements of Investments. | 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Forest Grove Revenue,
Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	$2,500,000	$2,657,425
Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,385,200
Independence GO,
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,207,862
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,159,360
Jefferson County School District No. 509J GO,
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/30	1,000,000	1,108,850
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/31	1,410,000	1,561,561
Jefferson and Wasco Counties, Series B, 5.00%, 6/15/30	2,000,000	2,217,700
Keizer Special Assessment, Full Faith and Credit, Keizer Station Area A Local ID, 5.20%, 6/01/31	1,845,000	1,849,243
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,282,293
5.00%, 6/15/30	1,095,000	1,214,191
5.00%, 6/15/31	1,000,000	1,107,490
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding,
5.00%, 9/01/46	1,000,000	1,082,580
Lake Oswego GO, Clackamas Multnomah and Washington Counties, Full Faith and Credit Obligations,
Series A, Pre-Refunded, 5.00%, 12/01/31	6,400,000	6,501,056
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/30	3,175,000	3,648,361
Series A, 5.00%, 6/15/33	2,115,000	2,397,162
Series A, 5.00%, 6/15/36	2,000,000	2,245,440
Medford Hospital Facilities Authority Revenue,
Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	25,880,500
Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,379,941
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/33	1,500,000	1,591,500
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/42	9,420,000	9,871,218
Metro Dedicated Tax Revenue,
Oregon Convention Center Hotel Project, 5.00%, 6/15/42	7,500,000	8,327,475
Oregon Convention Center Hotel Project, 5.00%, 6/15/47	10,950,000	12,094,494
Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO, Series B, 5.00%,
6/15/37	7,885,000	8,953,181
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	1,640,000	1,425,554
Series B, zero cpn., 6/15/25	1,325,000	1,105,686
Series B, zero cpn., 6/15/26	2,585,000	2,074,954
Series B, zero cpn., 6/15/27	2,655,000	2,042,199
Series B, zero cpn., 6/15/28	2,495,000	1,838,441
Series B, zero cpn., 6/15/29	2,595,000	1,827,036
Series B, zero cpn., 6/15/30	1,885,000	1,266,324
Series B, zero cpn., 6/15/31	2,030,000	1,299,768
Series B, zero cpn., 6/15/32	2,000,000	1,224,340
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,632,340
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,887,489
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 3.00%, 6/15/33	8,635,000	8,234,940
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,135,260
Series A, 5.00%, 6/30/36	1,500,000	1,600,290
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,872,238
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,136

| 116

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	$6,715,000	$6,104,674
Series A, 5.00%, 7/01/42	10,000,000	11,146,800
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,556,950
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	13,465,772
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000	3,853,808
Series C, 5.00%, 11/01/34	4,435,000	4,547,383
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000	3,663,002
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,425,472
Series A, 5.00%, 4/01/32	5,000,000	5,491,650
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	18,067,561
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	18,416,180
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,768,358
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,129,424
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	21,840,032
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26.	1,675,000	1,619,122
College Housing North West Project, Series A, 5.00%, 10/01/36.	1,670,000	1,642,796
College Housing North West Project, Series A, 5.00%, 10/01/48.	4,000,000	3,792,200
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	8,000,000	8,666,640
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,546,620
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	32,652,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/31.	2,000,000	2,067,560
Limited College Project, Refunding, Series A, 5.00%, 10/01/34.	2,975,000	3,066,927
Limited College Project, Refunding, Series A, 5.25%, 10/01/40.	3,750,000	3,867,525
PeaceHealth, Series A, Pre-Refunded, 5.00%, 11/01/39	32,790,000	33,676,642
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,329,880
Reed College Project, Series A, Pre-Refunded, 5.00%, 7/01/29	1,500,000	1,571,310
Reed College Project, Series A, Pre-Refunded, 4.75%, 7/01/32	2,000,000	2,087,360
Reed College Project, Series A, Pre-Refunded, 5.125%, 7/01/41	10,000,000	10,494,700
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,528,475
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41.	7,800,000	8,368,152
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46.	3,500,000	3,735,095
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44.	8,910,000	9,509,732
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	1,950,000	2,166,567
Oregon State GO,
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	16,972,650
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	11,277,500
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,052,013
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,678,622
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40.	7,005,000	7,804,551
Higher Education, Various, Refunding, 5.00%, 8/01/42	3,270,000	3,700,038
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,022,428
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,075,450
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series
C, 4.75%, 7/01/42	780,000	786,217
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	13,969,375
Philomath School District No. 17J GO, Benton and Polk Counties, Series B, zero cpn., 6/15/31.	1,000,000	644,230

| 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Port of Portland International Airport Revenue,
Series Twenty-Four A, 5.00%, 7/01/47	$4,700,000	$5,196,179
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,214,432
Portland Community College District GO,
Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/28	2,000,000	2,333,140
Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/29	3,000,000	3,482,430
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21.	1,000,000	946,940
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,389,035
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	8,902,854
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,354,012
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,131,928
Series C, 5.00%, 6/15/28	1,000,000	1,084,080
Series C, 5.00%, 6/15/30	1,000,000	1,081,260
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	26,115,029
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,063,360
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,062,100
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,060,830
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,605,850
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,224,397
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,034,920
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,873,458
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,427,352
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,917,827
Redmond GO, Full Faith and Credit Obligation, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,013,540
Redmond School District No. 2J GO, Deschutes and Jefferson Counties, Series A, NATL Insured, 5.00%,
6/15/21	85,000	85,201
Salem Hospital Facility Authority Revenue,
Capital Manor Project, 5.00%, 5/15/33.	555,000	603,574
Capital Manor Project, 5.00%, 5/15/38.	500,000	535,750
Capital Manor Project, 5.00%, 5/15/43.	1,000,000	1,064,240
Capital Manor Project, 5.00%, 5/15/48.	1,700,000	1,802,391
Capital Manor Project, 5.00%, 5/15/53.	3,250,000	3,430,180
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	40,500,000	43,721,775
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,762,235
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,289,480
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	2,852,400
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,498,682
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO,
Series A, 5.00%, 6/15/37	2,520,000	2,880,133
Series B, 5.00%, 6/15/36	2,850,000	3,266,983
Tri-County Metropolitan Transportation District Revenue,
Capital Grant Receipt, Series A, 5.00%, 10/01/31	5,000,000	5,759,850
Capital Grant Receipt, Series A, 5.00%, 10/01/32	6,865,000	7,827,130
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,737,040
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	20,951,969
Payroll Tax, senior lien, Series A, 5.00%, 9/01/48	15,000,000	16,878,600

| 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Tri-County Metropolitan Transportation District Revenue, (continued)
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	$11,000,000	$12,154,340
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,516,402
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45	20,000,000	22,436,800
Series A, 5.00%, 4/01/46	7,190,000	7,943,512
Series A, 5.00%, 4/01/48	7,170,000	8,050,763
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin, 5.00%, 6/15/36	9,400,000	10,725,024
Tigard-Tualatin, 5.00%, 6/15/37	6,000,000	6,812,820
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/38	2,350,000	1,075,736
Series A, zero cpn., 6/15/39	3,275,000	1,431,044
Washington Counties School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,036,990
Series B, 5.00%, 6/15/33	8,000,000	8,957,760
Series B, 5.00%, 6/15/34	11,000,000	12,286,890
Series D, 5.00%, 6/15/35	10,000,000	11,447,400
Series D, 5.00%, 6/15/36	10,000,000	11,409,600
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29	2,545,000	1,793,691
Series B, zero cpn., 6/15/30	2,490,000	1,676,542
Series B, zero cpn., 6/15/31	3,140,000	2,012,928
Woodburn School District No. 103 GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,336,303
Marion County, 5.00%, 6/15/34	3,200,000	3,633,472
Marion County, 5.00%, 6/15/35	2,075,000	2,352,116
Yachats Rural Fire Protection District GO, Lincoln County, AGMC Insured, 5.00%, 6/15/47	1,600,000	1,748,768
		1,096,773,069
U.S. Territories 1.4%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	870,677
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,368,690
		4,239,367
Puerto Rico 1.0%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	6,000,000	6,011,280
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	6,128,925
		12,140,205
Total U.S. Territories		16,379,572
Total Municipal Bonds before Short Term Investments (Cost $1,090,523,684)		1,113,152,641

| 119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $15,300,000) 1.3%

Municipal Bonds 1.3%
Oregon 1.3%
[b] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National
Association, Daily VRDN and Put, 1.69%, 8/01/34	$15,300,000	$15,300,000
Total Investments (Cost $1,105,823,684) 99.0%		1,128,452,641
Other Assets, less Liabilities 1.0%.		10,984,858
Net Assets 100.0%		$1,139,437,499

See Abbreviations on page 136.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 120

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
Pennsylvania 97.8%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$12,241,200
Allegheny County GO,
Series C-65, 5.375%, 5/01/31	2,160,000	2,314,181
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,058,652
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,224,850
Robert Morris University, 5.00%, 10/15/37	1,000,000	1,060,160
Robert Morris University, 5.00%, 10/15/47	1,625,000	1,705,584
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,711,647
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,187,515
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	12,266,760
Allegheny County Sanitary Authority Sewer Revenue,
Allegheny County, 5.00%, 6/01/43	7,000,000	7,758,240
Allegheny County, AGMC Insured, 5.00%, 6/01/40	5,000,000	5,234,400
Berks County IDA Health System Revenue, Tower Health Project, 5.00%, 11/01/47.	5,000,000	5,363,450
Berks County IDA Healthcare Facilities Revenue,
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/38	1,030,000	1,084,322
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/48	1,000,000	1,038,350
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/42	1,000,000	1,039,780
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/47	600,000	621,726
The Highlands at Wyomissing, Series C, 5.00%, 5/15/37	1,245,000	1,319,725
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,553,800
Bethel Park School District GO, Allegheny County, Pre-Refunded, 5.10%, 8/01/33	3,600,000	3,677,544
Bethlehem Area School District GO, Northampton and Lehigh Counties, AGMC Insured, Pre-Refunded,
5.25%, 1/15/26	6,605,000	6,847,602
Bethlehem GO, Lehigh and Northampton Counties, Refunding, Series B, AGMC Insured, 6.50%,
12/01/32	4,975,000	5,351,558
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,314,150
Bucks County Water and Sewer Authority Sewer System Revenue, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 12/01/35.	2,500,000	2,648,750
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, Pre-Refunded, 5.00%,
12/01/41	10,000,000	10,860,900
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,740,651
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	4,639,050
Cambria County General Financing Authority Revenue, AICUP Financing Program, St. Francis University
Project, Refunding, Series PP3, 5.00%, 11/01/29.	1,000,000	1,072,920
Centennial School District GO, Bucks County, Series A, 5.00%, 12/15/37	5,855,000	6,171,580
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,211,170
Centre County Hospital Authority Revenue,
Mount Nittany Medical Center Project, Refunding, Series A, 5.00%, 11/15/42.	1,215,000	1,330,498
Mount Nittany Medical Center Project, Refunding, Series A, 4.00%, 11/15/47.	1,840,000	1,781,378
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	518,665
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,539,360
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,314,545

Quarterly Statement of Investments | See Notes to Statements of Investments. | 121

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	$10,000,000	$10,798,000
Series B, 5.00%, 6/01/32	5,000,000	5,167,000
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, Pre-Refunded,
5.00%, 11/01/39	1,200,000	1,232,988
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,807,170
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,594,550
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,636,678
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,455,089
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	8,561,240
Deer Lakes School District GO, Assured Guaranty, Pre-Refunded, 5.50%, 4/01/39	7,500,000	7,588,275
Delaware County Authority Revenue,
Elwyn Project, Refunding, 5.00%, 6/01/27	3,040,000	3,303,082
Elwyn Project, Refunding, 5.00%, 6/01/32	1,620,000	1,723,664
Elwyn Project, Refunding, 5.00%, 6/01/37	1,750,000	1,851,693
Haverford College, Pre-Refunded, 5.00%, 11/15/40.	2,375,000	2,474,038
Haverford College, Refunding, 5.00%, 11/15/40	625,000	646,406
Villanova University, 4.00%, 8/01/45	2,120,000	2,150,655
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,310,625
Neumann University, 5.25%, 10/01/31	1,250,000	1,289,850
Delaware County Regional Water Quality Control Authority Revenue, Sewer, 4.00%, 11/01/36	2,005,000	2,054,163
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,346,113
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45.	3,250,000	3,351,627
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47.	3,750,000	3,870,637
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,158,124
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,289,765
Erie Water Authority Water Revenue,
Erie County, Refunding, 5.00%, 12/01/43	6,000,000	6,513,780
Erie County, Refunding, AGMC Insured, 5.00%, 12/01/43	875,000	875,000
Falls Township Authority Water and Sewer Revenue, Bucks County, Guaranteed, 5.00%, 12/01/41	2,210,000	2,368,965
Franklin County IDAR, The Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,435,400
Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A-1, 5.00%,
2/15/45	19,055,000	20,855,507
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, Financing Program, York College of Pennsylvania
Project, Series II, Pre-Refunded, 5.75%, 11/01/41	9,500,000	10,314,625
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	12,761,365
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,735,045
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/30	3,025,000	3,150,356
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,735,000	2,841,200
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,075,000	5,332,404

| 122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lackawanna County GO, (continued)
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	$4,765,000	$5,006,681
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System, Refunding,
Series B, 5.00%, 8/15/46	4,165,000	4,516,151
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,247,885
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,674,448
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, Pre-Refunded, 5.25%,
2/01/34	1,500,000	1,507,980
Luzerne County IDA Water Facility Revenue, Pennsylvania-American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	10,301,000
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	25,554,000
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,545,432
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,646,698
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-
Refunded, 5.00%, 11/15/35.	5,835,000	6,005,090
Marple Newtown School District GO, Delaware County, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	5,000,000	5,078,950
McKeesport Municipal Authority Sewer Revenue, Pre-Refunded, 5.75%, 12/15/39	5,000,000	5,196,000
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, Pre-Refunded,
5.00%, 1/01/41	4,000,000	4,341,120
Montgomery County Higher Education and Health Authority Revenue,
Arcadia University, 5.625%, 4/01/40	5,750,000	5,897,545
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/43	3,000,000	3,282,420
Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,195,584
Montgomery County IDAR,
Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/38	2,500,000	2,619,850
New Regional Medical Center Project, Mortgage, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,271,024
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/47	2,500,000	2,774,575
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33.	2,200,000	2,304,456
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/43	2,285,000	2,495,563
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	10,787,500
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/48	2,500,000	2,721,200
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, Series A,
Pre-Refunded, 5.00%, 11/15/39.	20,000,000	20,288,000
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,501,328
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Refunding, Series A, 4.00%, 11/15/42	5,000,000	4,939,300
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,375,300
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43.	25,000,000	26,127,500
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	12,152,040
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,854,918
AICUP Financing Program, St. Francis University Project, Series JJ2, Pre-Refunded, 6.25%,
11/01/41	3,840,000	4,284,941
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,159,543
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,703,595
Foundation for Indiana University, Student Housing Project, Series B, Pre-Refunded, 5.00%, 7/01/41 .	1,250,000	1,369,675

| 123

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, Pre-Refunded, 5.00%, 10/01/35	$1,400,000	$1,544,088
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, Pre-Refunded, 6.25%, 10/01/43	7,000,000	7,778,260
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, Pre-Refunded, 5.00%, 10/01/44	2,000,000	2,205,840
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	15,571,650
Temple University, First Series, 5.00%, 4/01/42	15,000,000	15,925,800
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	17,592,638
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,138,567
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	2,750,000	3,131,177
The Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	10,000,000	10,166,200
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	15,697,500
The Trustees of the University of Pennsylvania, Series A, 5.00%, 2/15/48	5,000,000	5,662,850
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	26,658,000
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,352,400
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,587,917
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,103,075
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41.	3,950,000	4,331,451
University of Pennsylvania Health System, Series A, 4.00%, 8/15/42	5,000,000	5,034,250
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	9,000,000	9,844,830
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31.	13,000,000	13,505,570
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
5.00%, 7/01/42	5,500,000	5,542,845
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,031,760
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Senior, Refunding, Series A,
5.00%, 12/01/48	5,000,000	5,547,650
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund-Enhanced Turnpike, Special, Subordinate, Series A, Pre-Refunded, 5.50%,
12/01/41	5,000,000	5,341,050
Series C, 5.00%, 12/01/43	10,000,000	10,596,900
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,995,000	9,132,534
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,205,000	8,332,506
Subordinate, Series D, Pre-Refunded, 5.125%, 12/01/40	10,000,000	10,316,300
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	2,800,000	2,842,812
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,548,090
Series A, 5.00%, 9/01/40	10,490,000	11,819,607
Series A, 5.00%, 9/01/41	10,000,000	11,234,300
Series A, 5.00%, 9/01/42	15,750,000	17,900,820
Series A, 5.00%, 9/01/47	10,000,000	11,314,300
Philadelphia Airport Revenue,
Refunding, Series B, 5.00%, 7/01/42	10,000,000	10,852,800
Series A, AGMC Insured, 5.00%, 6/15/35.	5,000,000	5,191,750
Series A, AGMC Insured, 5.00%, 6/15/40.	5,000,000	5,184,100
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,423,200
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,079,400
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,431,300

| 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for IDR, (continued)
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	$11,150,000	$12,023,491
Philadelphia Gas Works Revenue,
1998 General Ordinance, Ninth Series, 5.25%, 8/01/40	3,490,000	3,655,286
1998 General Ordinance, Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,346,830
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/42	5,000,000	5,446,600
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/47	6,000,000	6,512,880
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	1,000,000	1,114,890
Twelfth, Series B, NATL Insured, ETM, 7.00%, 5/15/20	200,000	208,810
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	4,480,000	4,570,093
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	4,460,000	4,554,195
Series A, 5.25%, 7/15/33	5,000,000	5,345,700
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/25	520,000	531,289
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/26.	540,000	552,161
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,275,550
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,013,700
Philadelphia Municipal Authority Lease Revenue,
Pre-Refunded, 6.50%, 4/01/34	3,250,000	3,299,692
Pre-Refunded, 6.50%, 4/01/39	2,500,000	2,538,225
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	10,000,000	10,859,000
Series A, 5.00%, 1/01/41	13,000,000	13,534,950
Series A, 5.00%, 10/01/42	10,000,000	11,034,000
Series A, 5.125%, 1/01/43	5,000,000	5,293,150
[a] Series A, 5.00%, 10/01/43	5,000,000	5,539,800
Series A, 5.00%, 7/01/45	5,000,000	5,408,300
Series A, 5.00%, 10/01/47	5,000,000	5,485,350
Series C, AGMC Insured, 5.00%, 8/01/35	1,620,000	1,686,404
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/35	5,380,000	5,649,054
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,732,477
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,345,600
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, Refunding, 5.00%,
11/01/37	4,000,000	4,294,760
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	10,501,400
State College Area School District GO,
Centre County, 5.00%, 5/15/37	1,075,000	1,227,897
Centre County, 5.00%, 3/15/40	16,400,000	18,076,572
Centre County, 5.00%, 5/15/44	3,500,000	3,943,170
State Public School Building Authority Revenue,
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/32.	7,095,000	7,862,608
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/33.	3,000,000	3,311,340
Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	1,000,000	1,105,520
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,351,650

| 125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Washington County IDA College Revenue,
Washington and Jefferson College, Pre-Refunded, 5.25%, 11/01/30	$7,525,000	$7,872,504
Washington and Jefferson College Project, Pre-Refunded, 5.00%, 11/01/36	8,470,000	8,831,838
West Cornwall Township Municipal Authority Healthcare Facilities Revenue, Pleasant View Retirement
Community Project, Refunding, 5.00%, 12/15/38	2,000,000	2,094,800
Whitehall-Coplay School District GO,
Series A, AGMC Insured, 5.375%, 11/15/34	555,000	562,265
Series A, AGMC Insured, Pre-Refunded, 5.375%, 11/15/34	5,445,000	5,529,996
		1,075,996,918
U.S. Territories 1.5%
Puerto Rico 1.5%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	3,162,500
Series TT, 5.00%, 7/01/32	5,100,000	3,225,750
Series XX, 5.25%, 7/01/40	16,020,000	10,132,650
		16,520,900
Total Municipal Bonds (Cost $1,074,965,278) 99.3%.		1,092,517,818
Other Assets, less Liabilities 0.7%.		7,298,088
Net Assets 100.0%		$1,099,815,906

See Abbreviations on page 136.

aSecurity purchased on a delayed delivery basis.
bDefaulted security or security for which income has been deemed uncollectible.

| 126

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2018 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
Virginia 89.7%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$780,000	$813,056
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,057,500
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42.	2,250,000	2,357,550
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,382,400
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,390,980
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,069,512
Fairfax County EDA Revenue, Metrorail Parking System Project, 5.00%, 4/01/42	5,085,000	5,682,233
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	10,403,500
Fairfax County IDAR,
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,709,850
Health Care, Inova Health System Project, Series A, 4.00%, 5/15/48	5,000,000	5,019,400
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	10,000,000	10,164,400
Health Care, Inova Health System Project, Series C, Pre-Refunded, 5.00%, 5/15/25	3,500,000	3,549,770
Fairfax County Sewer Revenue,
5.00%, 7/15/36	3,100,000	3,572,595
5.00%, 7/15/37	2,760,000	3,172,289
Fairfax County Water Authority Revenue,
Refunding, 5.00%, 4/01/43	3,510,000	3,969,564
Refunding, 5.00%, 4/01/47	5,000,000	5,631,000
Hampton Roads Sanitation District Wastewater Revenue,
Refunding, Subordinate, Series A, 5.00%, 8/01/31	6,200,000	7,137,936
Refunding, Subordinate, Series A, 5.00%, 8/01/33	5,115,000	5,831,100
Refunding, Subordinate, Series A, 5.00%, 8/01/43	11,840,000	13,241,974
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien,
Series A, 5.00%, 7/01/48	15,000,000	16,969,500
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,554,960
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,125,723
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,076,700
Washington and Lee University, 5.00%, 1/01/43.	10,000,000	10,727,100
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/35	1,105,000	1,273,071
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/48	1,500,000	1,691,910
Lexington IDA Residential Care Facility Revenue,
Kendal at Lexington, Series A, 5.00%, 1/01/42	1,000,000	1,054,760
Kendal at Lexington, Series A, 5.00%, 1/01/48	1,250,000	1,313,738
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,480,825
Lynchburg EDA Hospital Revenue, Centra Health Obligated Group, Refunding, Series A, 5.00%, 1/01/47	4,500,000	4,916,610
Norfolk GO,
Capital Improvement, Series A, 5.00%, 10/01/41	1,040,000	1,164,831
Capital Improvement, Series A, 5.00%, 10/01/46	2,500,000	2,788,825
Capital Improvement, Series A, Pre-Refunded, 5.00%, 8/01/32	5,845,000	6,585,035
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,362,891
Norfolk Water Revenue,
5.00%, 11/01/43	6,920,000	7,841,467
5.00%, 11/01/47	6,925,000	7,815,347
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%, 6/01/33	3,000,000	3,368,820
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	5,836,888

Quarterly Statement of Investments | See Notes to Statements of Investments. | 127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Portsmouth GO,
Public Utility, Refunding, Series A, 5.00%, 7/15/41	$4,010,000	$4,342,349
Public Utility, Series A, Pre-Refunded, 5.00%, 7/15/41	5,990,000	6,593,552
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,580,000
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,456,480
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	10,000,000	11,373,600
Refunding, Series A, 5.00%, 1/15/43	10,000,000	10,911,500
Series A, Pre-Refunded, 5.00%, 1/15/35	11,495,000	11,538,221
Riverside Regional Jail Authority Jail Facility Revenue, Refunding, 5.00%, 7/01/31	6,215,000	7,089,140
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,054,673
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,083,747
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	52,306
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,481,118
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program, XLCA
Insured, 5.00%, 8/01/37	960,000	960,931
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	7,853,120
Pre-Refunded, 5.00%, 2/01/41	2,605,000	2,772,059
Pre-Refunded, 5.00%, 6/01/42	10,000,000	10,730,700
University of Virginia Revenue,
General, Pledge, Refunding, Series A, 5.00%, 6/01/43	15,000,000	16,328,250
General, Pledge, Refunding, Series A, 5.00%, 4/01/47	9,630,000	10,890,374
Virginia Beach Development Authority Residential Care Facility Revenue,
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/40	1,750,000	1,895,810
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/44	2,215,000	2,388,412
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,416,710
Liberty University Projects, 5.25%, 3/01/29	2,860,000	2,972,941
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,762,968
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	4,000,000	4,699,800
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,571,200
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40.	6,000,000	6,107,160
Virginia Small Business Financing Authority Revenue, Transform 66 P3 Project, 5.00%, 12/31/47	1,600,000	1,679,552
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30.	2,260,000	2,616,131
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31.	4,000,000	4,615,000
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,361,632
Rental Housing, Series B, 5.00%, 6/01/45.	3,050,000	3,124,207
Rental Housing, Series E, 5.00%, 10/01/44.	6,540,000	6,586,696
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,258,981
Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,162,953
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,453,900
School Financing, 1997 Resolution, Series B, 5.00%, 8/01/30	5,280,000	6,277,022

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
State Moral Obligation, Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/41	$3,630,000	$3,898,330
State Moral Obligation, Virginia Pooled Financing Program, Refunding, Series C, 5.00%, 11/01/48	7,655,000	8,706,032
State Moral Obligation, Virginia Pooled Financing Program, Series B, Pre-Refunded, 5.00%, 11/01/41 .	5,780,000	6,265,751
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	5,960,484
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	135,306
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	5,889,701
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	23,881,590
Virginia State Small Business Financing Authority Private Activity Revenue, Transform 66 P3 Project,
5.00%, 12/31/49	5,000,000	5,233,950
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,385,900
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,359,581
		529,865,430
District of Columbia 7.7%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,561,840
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,071,820
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,203,400
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,242,520
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	2,000,000	2,038,200
Transit, Series B, 5.00%, 7/01/42	5,000,000	5,602,450
		45,720,230
U.S. Territories 1.5%
Puerto Rico 1.5%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,200,000	3,289,000
Series XX, 5.25%, 7/01/40	8,400,000	5,313,000
		8,602,000
Total Municipal Bonds before Short Term Investments (Cost $576,941,219)		584,187,660

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $700,000) 0.1%

Municipal Bonds 0.1%
Virginia 0.1%
[b] Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series
B, SPA TD Bank National Association, Daily VRDN and Put, 1.68%, 10/01/48	$700,000	$700,000
Total Investments (Cost $577,641,219) 99.0%		584,887,660
Other Assets, less Liabilities 1.0%		5,767,925
Net Assets 100.0%.		$590,655,585

See Abbreviations on page 136.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories , and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At November 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Acquisition
Units Issuer	Date	Cost	Value
Franklin High Yield Tax-Free Income Fund
9,185,585 1155 Island Avenue LLC, LP (Value is 0.0% of Net Assets)	12/04/14	$ —	$ —

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Franklin Liberty Municipal Bond ETF	—	75,000	—	75,000	$1,807,500	$16,730	$ —	$(20,063)

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$235,451,123	$—	$235,451,123

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$862,515,096	$—	$862,515,096
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$—	$862,815,096	$—	$862,815,096

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2		Level 3	Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$655,286,111		$—	$655,286,111
Short Term Investments	—	200,000		—	200,000
Total Investments in Securities	$—	$655,486,111		$—	$655,486,111

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$221,381,135		$—	$221,381,135

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,458,849,424		$—	$3,458,849,424
Short Term Investments	—	72,920,000		—	72,920,000
Total Investments in Securities	$—	$3,531,769,424		$—	$3,531,769,424

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,807,500	$—		$—	$1,807,500
Municipal Bonds	—	824,570,652		—	824,570,652
Short Term Investments	—	142,220,960		—	142,220,960
Total Investments in Securities	$1,807,500	$966,791,612		$—	$968,599,112

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$562,320,949		$—	$562,320,949
Short Term Investments	—	400,000		—	400,000
Total Investments in Securities	$—	$562,720,949		$—	$562,720,949

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$451,967,375		$—	$451,967,375

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$	—[b]	$—
Municipal Bonds	—	6,135,434,949		—	6,135,434,949
Short Term Investments	—	1,252,126		—	1,252,126
Total Investments in Securities	$—	$6,136,687,075		$—	$6,136,687,075

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$143,102,414		$—	$143,102,414

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$361,982,410		$—	$361,982,410
Short Term Investments	—	100,000		—	100,000
Total Investments in Securities	$—	$362,082,410		$—	$362,082,410

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$409,446,745		$—	$409,446,745

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$420,005,968		$—	$420,005,968

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$870,697,638	$—	$870,697,638
Short Term Investments	—	21,900,000	—	21,900,000
Total Investments in Securities	$—	$892,597,638	$—	$892,597,638

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$940,892,889	$—	$940,892,889
Short Term Investments	—	100,000	—	100,000
Total Investments in Securities	$—	$940,992,889	$—	$940,992,889

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$956,978,883	$—	$956,978,883
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$—	$957,278,883	$—	$957,278,883

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$844,712,943	$—	$844,712,943
Short Term Investments	—	18,365,000	—	18,365,000
Total Investments in Securities	$—	$863,077,943	$—	$863,077,943

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$816,665,566	$—	$816,665,566
Short Term Investments	—	1,000,000	—	1,000,000
Total Investments in Securities	$—	$817,665,566	$—	$817,665,566

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,444,891,564	$—	$1,444,891,564
Short Term Investments	—	100,000	—	100,000
Total Investments in Securities	$—	$1,444,991,564	$—	$1,444,991,564

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,113,152,641	$—	$1,113,152,641
Short Term Investments	—	15,300,000	—	15,300,000
Total Investments in Securities	$—	$1,128,452,641	$—	$1,128,452,641

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,092,517,818	$—	$1,092,517,818

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$584,187,660	$—	$584,187,660
Short Term Investments	—	700,000	—	700,000
Total Investments in Securities	$—	$584,887,660	$—	$584,887,660

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at November 30, 2018.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Currency
USD United States Dollar

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BAM	Build America Mutual Assurance Co.	LIBOR	London InterBank Offered Rate
BAN	Bond Anticipation Note	LOC	Letter of Credit
BHAC	Berkshire Hathaway Assurance Corp.	MAC	Municipal Assurance Corp.
CDA	Community Development Authority/Agency	MBS	Mortgage-Backed Security
CDD	Community Development District	MF	Multi-Family
CFD	Community Facilities District	MFHR	Multi-Family Housing Revenue
COP	Certificate of Participation	MFMR	Multi-Family Mortgage Revenue
CSD	Central School District	MFR	Multi-Family Revenue
EDA	Economic Development Authority	MTA	Metropolitan Transit Authority
EDC	Economic Development Corp.	MUNIPSA	SIFMA Municipal Swap Index
EDR	Economic Development Revenue	NATL	National Public Financial Guarantee Corp.
ETF	Exchange Traded Fund	PBA	Public Building Authority
ETM	Escrow to Maturity	PCC	Pollution Control Corp.
FGIC	Financial Guaranty Insurance Co.	PCFA	Pollution Control Financing Authority
FHA	Federal Housing Authority/Agency	PCR	Pollution Control Revenue
FICO	Financing Corp.	PFA	Public Financing Authority
FNMA	Federal National Mortgage Association	PFAR	Public Financing Authority Revenue
FRN	Floating Rate Note	PSF	Permanent School Fund
GARB	General Airport Revenue Bonds	RDA	Redevelopment Agency/Authority
GNMA	Government National Mortgage Association	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SF	Single Family
HDA	Housing Development Authority/Agency	SFM	Single Family Mortgage
HDC	Housing Development Corp.	SFMR	Single Family Mortgage Revenue
HFA	Housing Finance Authority/Agency	SPA	Standby Purchase Agreement
HFAR	Housing Finance Authority Revenue	SRF	State Revolving Fund
ID	Improvement District	TAN	Tax Anticipation Note
IDA	Industrial Development Authority/Agency	UHSD	Unified/Union High School District
IDAR	Industrial Development Authority Revenue	USD	Unified/Union School District
IDB	Industrial Development Bond/Board	XLCA	XL Capital Assurance
IDBR	Industrial Development Board Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 136

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  January 24, 2019

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  January 24, 2019